UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Equity Series

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents
PIMCO Dividend and Income Builder Fund

PIMCO Emerging Multi-Asset Fund

PIMCO EqS® Dividend Fund

PIMCO EqS® Emerging Markets Fund

PIMCO EqS® Long/Short Fund

PIMCO EqS Pathfinder Fund®

PIMCO Balanced Income Fund

Schedule of Investments

PIMCO Dividend and Income Builder Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4%
ASSET-BACKED SECURITIES 1.8%
UNITED STATES 1.8%
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032	$15	$14
EMC Mortgage Loan Trust
0.805% due 02/25/2041	64	62
GSAMP Trust
0.305% due 12/25/2046	5,054	3,012
HSI Asset Securitization Corp. Trust
0.325% due 12/25/2036	6,395	3,154
JPMorgan Mortgage Acquisition Trust
5.327% due 11/25/2036	200	201
Morgan Stanley Home Equity Loan Trust
0.255% due 12/25/2036	204	126
Residential Asset Securities Corp. Trust
1.040% due 01/25/2034	2,869	2,575
Structured Asset Investment Loan Trust
0.305% due 09/25/2036	8,703	7,021

Total Asset-Backed Securities (Cost $15,075)		16,165

BANK LOAN OBLIGATIONS 0.3%
BRAZIL 0.0%
OGX
TBD% - 8.000% due 04/11/2015	15	12

Total Brazil		12

LUXEMBOURG 0.0%
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	249	247

Total Luxembourg		247

UNITED STATES 0.3%
Clear Channel Communications, Inc.
6.904% due 01/30/2019	300	287
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	2,217	2,210

Total United States		2,497

Total Bank Loan Obligations (Cost $2,788)		2,756

	SHARES
COMMON STOCKS 86.9%
AUSTRALIA 0.9%
INDUSTRIALS 0.9%
Spotless Group Holdings Ltd. (b)	5,100,423	8,068

Total Australia		8,068

BERMUDA 1.9%
ENERGY 1.9%
Golar LNG Partners LP	501,855	17,424

Total Bermuda		17,424

BRAZIL 2.7%
INDUSTRIALS 0.7%
Arteris S.A.	985,100	6,318

UTILITIES 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,179,000	9,562

Light S.A.	1,084,900	9,166

		18,728

Total Brazil		25,046

CHINA 0.3%
INDUSTRIALS 0.3%
Zhejiang Expressway Co. Ltd. ‘H’	3,118,000	3,168

Total China		3,168

CYPRUS 0.9%
ENERGY 0.9%
ProSafe SE	1,330,150	7,788

Total Cyprus		7,788

FRANCE 6.1%
ENERGY 1.6%
Total S.A.	228,016	14,765

FINANCIALS 1.3%
CNP Assurances	623,764	11,741

UTILITIES 3.2%
Electricite de France S.A.	405,365	13,299
Suez Environnement Co.	919,353	15,550

		28,849

Total France		55,355

HONG KONG 2.0%
INDUSTRIALS 0.5%
Yuexiu Transport Infrastructure Ltd.	7,496,000	4,586

TELECOMMUNICATION SERVICES 1.5%
China Mobile Ltd.	1,197,000	13,992

Total Hong Kong		18,578

ITALY 3.5%
FINANCIALS 2.6%
Intesa Sanpaolo SpA	8,027,017	24,232

INDUSTRIALS 0.9%
Societa Iniziative Autostradali e Servizi SpA	755,603	8,100

Total Italy		32,332

JAPAN 1.6%
TELECOMMUNICATION SERVICES 1.6%
Nippon Telegraph & Telephone Corp.	231,100	14,332

Total Japan		14,332

LUXEMBOURG 0.7%
INDUSTRIALS 0.7%
Regus PLC	2,236,590	6,129

Total Luxembourg		6,129

NETHERLANDS 4.2%
FINANCIALS 4.2%
Aegon NV	1,626,021	13,389
Euronext NV (b)	323,589	7,908

NN Group NV (b)	599,575	17,399

		38,696

Total Netherlands		38,696

SINGAPORE 0.8%
INDUSTRIALS 0.8%
Singapore Airlines Ltd.	955,000	7,361

Total Singapore		7,361

SOUTH AFRICA 0.5%
HEALTH CARE 0.5%
Life Healthcare Group Holdings Ltd.	1,154,555	4,551

Total South Africa		4,551

SPAIN 2.7%
CONSUMER STAPLES 1.4%
Ebro Foods S.A.	654,593	12,399

FINANCIALS 1.3%
Banco Santander S.A.	1,278,245	12,237

Total Spain		24,636

SWITZERLAND 1.9%
HEALTH CARE 1.9%
Roche Holding AG	58,888	17,390

Total Switzerland		17,390

TAIWAN 1.1%
INFORMATION TECHNOLOGY 1.1%
Radiant Opto-Electronics Corp.	2,479,590	9,808

Total Taiwan		9,808

TURKEY 1.0%
INDUSTRIALS 1.0%
TAV Havalimanlari Holding A/S	1,113,214	8,938

Total Turkey		8,938

UNITED KINGDOM 12.2%
CONSUMER DISCRETIONARY 1.3%
ITV PLC	3,447,165	11,575

CONSUMER STAPLES 2.5%
Imperial Tobacco Group PLC	523,396	22,535

ENERGY 0.6%
Petrofac Ltd.	353,775	5,928

FINANCIALS 5.1%
ICAP PLC	1,380,371	8,633
Lloyds Banking Group PLC (b)	20,249,262	25,191
St James’s Place PLC	1,089,864	12,853

		46,677

TELECOMMUNICATION SERVICES 2.7%
Vodafone Group PLC	7,640,179	25,176

Total United Kingdom		111,891

UNITED STATES 41.9%
CONSUMER DISCRETIONARY 8.5%
AMC Entertainment Holdings, Inc. ‘A’	198,204	4,557

General Motors Co.	495,850	15,837
Kohl’s Corp.	308,258	18,813
Regal Entertainment Group ‘A’	673,268	13,385
Target Corp.	398,379	24,970

		77,562

CONSUMER STAPLES 1.8%
Walgreen Co.	275,747	16,343

ENERGY 2.6%
HollyFrontier Corp.	375,637	16,408
LinnCo LLC	133,385	3,861
Peabody Energy Corp.	278,971	3,454

		23,723

FINANCIALS 11.8%
Apollo Investment Corp.	1,243,908	10,163
Blackstone Group LP	250,396	7,882
First Niagara Financial Group, Inc.	995,226	8,290
JPMorgan Chase & Co.	276,648	16,665
KeyCorp	1,250,598	16,671
Navient Corp.	994,925	17,620
Prudential Financial, Inc.	190,649	16,766
Solar Capital Ltd.	735,210	13,734

		107,791

HEALTH CARE 5.0%
Medtronic, Inc.	271,597	16,826
Merck & Co., Inc.	205,604	12,188
Pfizer, Inc.	582,652	17,229

		46,243

INFORMATION TECHNOLOGY 8.8%
Cisco Systems, Inc.	1,010,021	25,422
Corning, Inc.	628,533	12,156
QUALCOMM, Inc.	281,268	21,031
Symantec Corp.	558,622	13,133
Western Digital Corp.	90,765	8,833

		80,575

MATERIALS 1.7%
Tronox Ltd. ‘A’	621,366	16,186

UTILITIES 1.7%
ONE Gas, Inc.	452,778	15,508

Total United States		383,931

Total Common Stocks (Cost $770,577)		795,422

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.9%
AUSTRIA 0.0%
INDUSTRIALS 0.0%
OGX Austria GmbH
8.375% due 04/01/2022 ^	$200	8
8.500% due 06/01/2018 ^	200	9

		17

Total Austria		17

BRAZIL 0.1%
BANKING & FINANCE 0.0%
Banco Votorantim S.A.
5.250% due 02/11/2016	200	208

UTILITIES 0.1%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	400	436

Total Brazil		644

CAYMAN ISLANDS 0.0%
UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		175	181

Total Cayman Islands			181

FRANCE 0.2%
BANKING & FINANCE 0.1%
BPCE S.A.
12.500% due 09/30/2019 (e)		100	137
12.500% due 09/30/2019 (e)	EUR	300	530
RCI Banque S.A.
4.600% due 04/12/2016		$70	74

			741

INDUSTRIALS 0.1%
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	200	290
Numericable Group S.A.
4.875% due 05/15/2019		$500	496

			786

Total France			1,527

GERMANY 0.0%
INDUSTRIALS 0.0%
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	100	140

Total Germany			140

GUERNSEY, CHANNEL ISLANDS 0.1%
BANKING & FINANCE 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$363	386

Total Guernsey, Channel Islands			386

IRELAND 0.2%
BANKING & FINANCE 0.0%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		11	11
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		100	101
5.450% due 11/22/2017		100	100

			212

INDUSTRIALS 0.2%
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	400
Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031	GBP	300	496
5.739% due 04/03/2017		$200	206
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		400	408

			1,510

UTILITIES 0.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		100	113

Novatek OAO Via Novatek Finance Ltd.
6.604% due 02/03/2021		300	305

			418

Total Ireland			2,140

ITALY 0.0%
BANKING & FINANCE 0.0%
Intesa Sanpaolo SpA
3.125% due 01/15/2016		100	102

UTILITIES 0.0%
Telecom Italia SpA
6.375% due 06/24/2019	GBP	150	265

Total Italy			367

LUXEMBOURG 0.4%
BANKING & FINANCE 0.2%
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		$200	196
3.352% due 11/15/2019	EUR	300	359
6.125% due 02/07/2022		$1,000	1,005

			1,560

INDUSTRIALS 0.0%
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		26	27

UTILITIES 0.2%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		300	260
6.000% due 11/27/2023		300	285
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		200	230
5.999% due 01/23/2021		30	30
8.625% due 04/28/2034		230	269
7.288% due 08/16/2037		139	148
6.510% due 03/07/2022		900	920

			2,142

Total Luxembourg			3,729

MEXICO 0.0%
INDUSTRIALS 0.0%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		300	30
9.250% due 06/30/2020 ^		100	10
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		300	52

			92

Total Mexico			92

NETHERLANDS 0.2%
BANKING & FINANCE 0.1%
GMAC International Finance BV
7.500% due 04/21/2015	EUR	100	131
Rabobank Group
6.875% due 03/19/2020		400	602

			733

INDUSTRIALS 0.0%
Schaeffler Finance BV
7.750% due 02/15/2017		$100	109
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)	EUR	100	133

			242

UTILITIES 0.1%
Koninklijke KPN NV
6.125% due 09/14/2018 (e)		300	400

Total Netherlands			1,375

NORWAY 0.0%
BANKING & FINANCE 0.0%
Eksportfinans ASA
3.000% due 11/17/2014		$135	135

Total Norway			135

RUSSIA 0.0%
UTILITIES 0.0%
Gazprom OAO Via Gaz Capital S.A.
6.605% due 02/13/2018	EUR	50	67

Total Russia			67

SPAIN 0.1%
BANKING & FINANCE 0.1%
Bankia S.A.
0.408% due 01/25/2016		400	501
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		$300	312

			813

INDUSTRIALS 0.0%
Obrascon Huarte Lain S.A.
8.750% due 03/15/2018	EUR	200	270

Total Spain			1,083

UNITED KINGDOM 0.6%
BANKING & FINANCE 0.3%
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	300	630
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		200	347
LBG Capital PLC
15.000% due 12/21/2019		300	691
Mitchells & Butlers Finance PLC
1.013% due 12/15/2030		170	254
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$200	228
6.934% due 04/09/2018	EUR	200	291
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	200	336

			2,777

INDUSTRIALS 0.3%
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		$400	412
DFS Furniture Holdings PLC
7.625% due 08/15/2018	GBP	200	336
Enterprise Inns PLC
6.875% due 02/15/2021		200	349
Marstons Issuer PLC
5.641% due 07/15/2035		200	314
Priory Group PLC
8.875% due 02/15/2019		200	340
Spirit Issuer PLC
6.582% due 12/28/2027		200	343
3.265% due 12/28/2031		22	34

			2,128

UTILITIES 0.0%
SSE PLC
5.625% due 10/01/2017 (e)		$200	211

Total United Kingdom			5,116

UNITED STATES 0.9%
BANKING & FINANCE 0.2%
Cantor Fitzgerald LP
7.875% due 10/15/2019		300	329

International Lease Finance Corp.
7.125% due 09/01/2018	325	366
Navient LLC
6.250% due 01/25/2016	200	208
8.450% due 06/15/2018	200	226
Springleaf Finance Corp.
5.400% due 12/01/2015	500	512
6.900% due 12/15/2017	300	320

		1,961

INDUSTRIALS 0.7%
Altria Group, Inc.
10.200% due 02/06/2039	65	110
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020	291	224
9.000% due 02/15/2020	244	190
CVS Pass-Through Trust
8.353% due 07/10/2031	90	121
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021	90	97
First Data Corp.
7.375% due 06/15/2019	200	211
HD Supply, Inc.
8.125% due 04/15/2019	100	108
iHeartCommunications, Inc.
9.000% due 03/01/2021	3	3
Peabody Energy Corp.
7.375% due 11/01/2016	3,813	4,061
Reynolds Group Issuer, Inc.
8.500% due 05/15/2018	100	104
Rockies Express Pipeline LLC
5.625% due 04/15/2020	74	77
Times Square Hotel Trust
8.528% due 08/01/2026	607	765
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	93	104
Vector Group Ltd.
7.750% due 02/15/2021	300	317

		6,492

UTILITIES 0.0%
NGPL PipeCo LLC
9.625% due 06/01/2019	160	170

Total United States		8,623

VENEZUELA 0.1%
INDUSTRIALS 0.1%
Petroleos de Venezuela S.A.
8.500% due 11/02/2017	600	474

Total Venezuela		474

VIRGIN ISLANDS (BRITISH) 0.0%
INDUSTRIALS 0.0%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	400	358

Total Virgin Islands (British)		358

Total Corporate Bonds & Notes (Cost $26,787)		26,454

MORTGAGE-BACKED SECURITIES 2.8%
UNITED STATES 2.8%
American Home Mortgage Assets Trust
6.250% due 06/25/2037	176	120
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	101	87
6.000% due 06/25/2046	126	107
6.000% due 07/25/2046	211	176
Banc of America Funding Trust
5.395% due 05/20/2036	49	48
6.000% due 08/25/2037 ^	238	216
Banc of America Mortgage Trust
5.494% due 11/20/2046 ^	30	26
6.000% due 10/25/2036 ^	61	53
Bear Stearns ALT-A Trust
2.774% due 05/25/2036	224	131
4.896% due 09/25/2035	154	123

Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036	283	264
Chase Mortgage Finance Trust
2.515% due 09/25/2036	113	98
Citigroup Mortgage Loan Trust, Inc.
2.258% due 07/25/2046 ^	27	24
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037	151	127
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036	52	44
Countrywide Alternative Loan Trust
0.855% due 10/25/2037	7,626	4,383
6.000% due 03/25/2036	59	51
6.000% due 05/25/2036 ^	3,352	2,877
6.000% due 06/25/2036	281	249
6.000% due 02/25/2037 ^	240	197
6.000% due 03/25/2037 ^	79	66
6.000% due 05/25/2037 ^	334	276
6.000% due 06/25/2037 ^	792	681
6.250% due 12/25/2036 ^	49	41
6.500% due 12/25/2036	2,317	1,884
6.500% due 11/25/2037 ^	82	70
Countrywide Home Loan Mortgage Pass-Through Trust
0.655% due 07/25/2037 ^	52	38
2.523% due 09/25/2037 ^	139	123
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^	28	19
6.000% due 01/25/2036	82	65
Credit Suisse Mortgage Capital Certificates
5.534% due 12/29/2037	219	118
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^	6	6
6.500% due 10/25/2021	160	141
6.750% due 08/25/2036 ^	34	28
Deutsche ALT-A Securities, Inc.
0.355% due 02/25/2047	34	28
First Horizon Alternative Mortgage Securities Trust
2.271% due 06/25/2036	832	652
HarborView Mortgage Loan Trust
0.494% due 06/20/2035	8	7
4.591% due 06/19/2036 ^	33	24
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037	29	26
IndyMac Mortgage Loan Trust
2.279% due 06/25/2037	275	149
2.848% due 05/25/2037	186	131
4.579% due 08/25/2035 ^	379	318
JPMorgan Alternative Loan Trust
5.691% due 05/26/2037	149	126
JPMorgan Mortgage Trust
6.500% due 07/25/2036	134	117
Merrill Lynch Mortgage Investors Trust
2.462% due 02/25/2036	18	17
2.754% due 03/25/2036 ^	26	18
Morgan Stanley Mortgage Loan Trust
2.628% due 06/25/2037	818	532
6.000% due 10/25/2037 ^	2,882	2,390
RBSSP Resecuritization Trust
7.913% due 06/26/2037	300	152
Residential Accredit Loans, Inc. Trust
0.555% due 10/25/2045	191	150
5.500% due 03/25/2037	992	793
6.000% due 08/25/2036 ^	341	275
6.250% due 03/25/2037 ^	76	54
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	23	20
Structured Adjustable Rate Mortgage Loan Trust
2.578% due 10/25/2036	4,625	3,546
Wachovia Bank Commercial Mortgage Trust
4.982% due 02/15/2035	559	560
Wells Fargo Alternative Loan Trust
2.590% due 07/25/2037	2,923	2,495
6.250% due 11/25/2037 ^	410	391

Total Mortgage-Backed Securities (Cost $24,456)		25,928

MUNICIPAL BONDS & NOTES 0.1%
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034		95	82

Total Michigan			82

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		390	286

Total Virginia			286

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		375	319

Total West Virginia			319

Total Municipal Bonds & Notes (Cost $687)			687

	SHARES
PREFERRED STOCKS 0.1%
UNITED STATES 0.1%
UTILITIES 0.1%
DTE Energy Co.
5.250% due 12/01/2062		5,150	119
Entergy Louisiana LLC
4.700% due 06/01/2063		25,000	546

			665

Total Preferred Stocks (Cost $588)			665

REAL ESTATE INVESTMENT TRUSTS 4.8%
UNITED STATES 4.8%
FINANCIALS 4.8%
Colony Financial, Inc.		1,409,220	31,538
Ryman Hospitality Properties, Inc.		267,219	12,640

			44,178

Total Real Estate Investment Trusts (Cost $43,006)			44,178

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.3%
BRAZIL 0.1%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (d)		$1,232	493
6.000% due 08/15/2050 (d)		638	255

Total Brazil			748

GREECE 0.0%
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	29,000	254
4.500% due 07/03/2017		10,000	90

Total Greece			344

RUSSIA 0.1%
Russia Government International Bond
5.625% due 04/04/2042		$200	201
5.875% due 09/16/2043		200	205
7.500% due 03/31/2030		32	35

Total Russia			441

SPAIN 0.1%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	100	128
4.750% due 06/04/2018		300	417
Autonomous Community of Madrid
5.750% due 02/01/2018		100	146
Autonomous Community of Valencia
3.250% due 07/06/2015		50	65
4.375% due 07/16/2015		200	260

Total Spain			1,016

VENEZUELA 0.0%
Venezuela Government International Bond
7.650% due 04/21/2025		$100	62
7.750% due 10/13/2019		200	139

Total Venezuela			201

Total Sovereign Issues (Cost $2,867)			2,750

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (f) 0.4%			4,002

U.S. TREASURY BILLS 0.0%
0.043% due 10/30/2014 - 11/06/2014 (c)(h)		150	150

Total Short-Term Instruments (Cost $4,152)			4,152

Total Investments in Securities (Cost $890,983)			919,157

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio		92,529	926

Total Short-Term Instruments (Cost $926)			926

Total Investments in Affiliates (Cost $926)			926

Total Investments 100.5% (Cost $891,909)			$920,083
Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $37)			1,734
Other Assets and Liabilities, net (0.7%)			(6,339)

Net Assets 100.0%			$915,478

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$4,002	U.S. Treasury Notes 1.500% due 02/28/2019	$(4,085)	$4,002	$4,002

Total Repurchase Agreements						$(4,085)	$4,002	$4,002

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
British pound currency December Futures	Short	12/2014	45	$35	$14	$0
Euro currency December Futures	Short	12/2014	39	163	31	0
Mexican peso currency December Futures	Short	12/2014	11	5	0	(2)

Total Futures Contracts				$203	$45	$(2)

(h)	Securities with an aggregate market value of $150 and cash of $29 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	10/2014	HKD	5,371		$692	$1	$0
	10/2014		$693	HKD	5,371	0	(1)
DUB	10/2014	EUR	10,607		$13,925	528	0
	11/2014	SGD	336		263	0	0
	11/2014		$268	SGD	336	0	(5)
GLM	10/2014	EUR	10,725		$14,079	533	0
MSB	10/2014		10,318		13,619	586	0
UAG	10/2014		$40,480	EUR	31,650	0	(505)
	11/2014	EUR	31,650		$40,489	505	0

Total Forward Foreign Currency Contracts						$2,153	$(511)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Russia Government International Bond	1.000%	09/20/2024	2.766%	$8	$(1)	$0	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	141	Not Applicable, Fully Funded	02/11/2015	$21	$21	$12	$33	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	97	Not Applicable, Fully Funded	04/11/2015	17	17	0	17	0

							$38	$12	$50	$0

Total Swap Agreements							$37	$12	$50	$(1)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Asset-Backed Securities
United States	$0	$16,165	$0	$16,165
Bank Loan Obligations
Brazil	0	0	12	12
Luxembourg	0	247	0	247
United States	0	2,497	0	2,497
Common Stocks
Australia
Industrials	0	8,068	0	8,068
Bermuda
Energy	17,424	0	0	17,424
Brazil
Industrials	6,318	0	0	6,318
Utilities	18,728	0	0	18,728
China
Industrials	3,168	0	0	3,168
Cyprus
Energy	0	7,788	0	7,788
France
Energy	0	14,765	0	14,765
Financials	0	11,741	0	11,741
Utilities	0	28,849	0	28,849
Hong Kong
Industrials	4,586	0	0	4,586
Telecommunication Services	0	13,992	0	13,992
Italy
Financials	0	24,232	0	24,232
Industrials	0	8,100	0	8,100
Japan
Telecommunication Services	0	14,332	0	14,332
Luxembourg
Industrials	0	6,129	0	6,129
Netherlands
Financials	25,307	13,389	0	38,696
Singapore
Industrials	0	7,361	0	7,361
South Africa
Health Care	0	4,551	0	4,551
Spain
Consumer Staples	0	12,399	0	12,399
Financials	0	12,237	0	12,237
Switzerland
Health Care	0	17,390	0	17,390
Taiwan
Information Technology	0	9,808	0	9,808
Turkey
Industrials	0	8,938	0	8,938
United Kingdom
Consumer Discretionary	0	11,575	0	11,575
Consumer Staples	0	22,535	0	22,535
Energy	0	5,928	0	5,928
Financials	0	46,677	0	46,677
Telecommunication Services	0	25,176	0	25,176
United States
Consumer Discretionary	77,562	0	0	77,562
Consumer Staples	16,343	0	0	16,343
Energy	23,723	0	0	23,723
Financials	107,791	0	0	107,791
Health Care	46,243	0	0	46,243
Information Technology	80,575	0	0	80,575
Materials	16,186	0	0	16,186
Utilities	15,508	0	0	15,508
Corporate Bonds & Notes
Austria
Industrials	0	17	0	17
Brazil
Banking & Finance	0	208	0	208
Utilities	0	436	0	436
Cayman Islands
Utilities	0	181	0	181
France
Banking & Finance	0	741	0	741
Industrials	0	786	0	786
Germany
Industrials	0	140	0	140
Guernsey, Channel Islands
Banking & Finance	0	386	0	386
Ireland
Banking & Finance	0	212	0	212
Industrials	0	1,510	0	1,510
Utilities	0	418	0	418
Italy
Banking & Finance	0	102	0	102
Utilities	0	265	0	265
Luxembourg
Banking & Finance	0	1,560	0	1,560
Industrials	0	27	0	27
Utilities	0	2,142	0	2,142
Mexico
Industrials	0	92	0	92
Netherlands
Banking & Finance	0	733	0	733
Industrials	0	242	0	242
Utilities	0	400	0	400
Norway
Banking & Finance	0	135	0	135
Russia
Utilities	0	67	0	67
Spain
Banking & Finance	0	813	0	813
Industrials	0	270	0	270
United Kingdom
Banking & Finance	0	2,777	0	2,777
Industrials	0	2,128	0	2,128
Utilities	0	211	0	211
United States
Banking & Finance	0	1,961	0	1,961
Industrials	0	6,291	201	6,492
Utilities	0	170	0	170
Venezuela
Industrials	0	474	0	474
Virgin Islands (British)
Industrials	0	358	0	358
Mortgage-Backed Securities
United States	0	25,928	0	25,928
Municipal Bonds & Notes
Michigan	0	82	0	82
Virginia	0	286	0	286
West Virginia	0	319	0	319
Preferred Stocks
United States
Utilities	546	119	0	665
Real Estate Investment Trusts
United States
Financials	44,178	0	0	44,178
Sovereign Issues
Brazil	0	748	0	748
Greece	0	344	0	344
Russia	0	441	0	441
Spain	0	1,016	0	1,016
Venezuela	0	201	0	201
Short-Term Instruments
Repurchase Agreements	0	4,002	0	4,002
U.S. Treasury Bills	0	150	0	150
	$504,186	$414,758	$213	$919,157

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$926	$0	$0	$926
Total Investments	$505,112	$414,758	$213	$920,083

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	45	0	0	45

Over the counter	0	2,153	50	2,203
	$45	$2,153	$50	$2,248

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	0	0	(2)
Over the counter	0	(512)	0	(512)

	$(2)	$(512)	$0	$(514)

Totals	$505,155	$416,399	$263	$921,817

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Multi-Asset Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (b) 0.6%		$212

U.S. TREASURY BILLS 1.1%
0.061% due 12/11/2014 (d)	$360	360

Total Short-Term Instruments (Cost $572)		572

Total Investments in Securities (Cost $572)		572

	SHARES
INVESTMENTS IN AFFILIATES 98.2%
MUTUAL FUNDS (a) 96.4%
UNITED STATES 96.4%
PIMCO Emerging Local Bond Fund	918,188	8,319
PIMCO Emerging Markets Bond Fund	407,083	4,437
PIMCO Emerging Markets Corporate Bond Fund	231,397	2,659
PIMCO EqS® Emerging Markets Fund	1,969,913	17,158

Total Mutual Funds (Cost $35,017)		32,573

SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio	61,204	612

Total Short-Term Instruments (Cost $612)		612

Total Investments in Affiliates (Cost $35,629)		33,185

Total Investments 99.9% (Cost $36,201)		$33,757
Financial Derivative Instruments (c)(e) 0.1% (Cost or Premiums, net $40)		30
Other Assets and Liabilities, net 0.0%		16

Net Assets 100.0%		$33,803

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$212	U.S. Treasury Notes 1.500% due 02/28/2019	$(219)	$212	$212

Total Repurchase Agreements						$(219)	$212	$212

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$39.000	11/22/2014	1,487	$129	$70

Total Purchased Options				$129	$70

Written Options:

Options on Exchange-traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$35.000	11/22/2014	2,230	$(73)	$(31)

Total Written Options				$(73)	$(31)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2014	2	$(3)	$0	$0
Mini MSCI Emerging Markets Index December Futures	Long	12/2014	3	(5)	0	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	6	1	0	(1)

Total Futures Contracts				$(7)	$0	$(1)

(d)	Securities with an aggregate market value of $360 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $50 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014		$104	HKD	806	$0	$0
	12/2014		32	GBP	20	0	0
BPS	10/2014	BRL	396		$162	0	0
	10/2014		$169	BRL	396	0	(7)
	11/2014	EUR	15		$20	1	0
	12/2014		$535	MXN	7,156	0	(5)
BRC	10/2014	HKD	1,589		$205	0	0
	10/2014	IDR	960,929		81	3	0
	10/2014	RUB	6,123		168	14	0
	10/2014	TRY	38		17	1	0
	10/2014		$139	PLN	430	0	(10)
	12/2014	PEN	1,694		$586	7	0
CBK	10/2014	CNY	6,291		1,016	0	(8)
	10/2014		$190	CNY	1,178	1	0
	10/2014		114	HKD	883	0	0
	12/2014	GBP	36		$59	0	0
DUB	10/2014	COP	36,844		19	1	0
	10/2014	CZK	11,327		555	35	0
	10/2014	IDR	1,546,254		131	4	0
	10/2014	KRW	260,373		256	10	0
	10/2014	PHP	9,340		214	6	0
	10/2014	TWD	24,689		824	12	0
	10/2014		$18	COP	36,844	0	0
	12/2014	COP	36,844		$18	0	0
	12/2014	ILS	233		65	2	0
FBF	10/2014		$400	HKD	3,100	0	(1)
GLM	10/2014	JPY	19,327		$186	9	0
JPM	10/2014	HKD	6,709		866	2	0
	10/2014	HUF	115,943		504	33	0
	10/2014		$80	HKD	620	0	0
	10/2014		392	INR	24,210	0	(1)
	10/2014		178	JPY	19,327	0	(1)
	10/2014		250	KRW	260,373	0	(4)
	10/2014		278	PHP	12,046	0	(10)
	10/2014		161	PLN	518	0	(5)
	10/2014		581	TWD	17,331	0	(11)
	10/2014		680	ZAR	7,459	0	(20)
	10/2014	ZAR	7,803		$710	20	0
	11/2014	JPY	19,327		178	1	0
	02/2015	KRW	135,723		130	2	0
RBC	02/2015	MXN	1,185		90	2	0
UAG	10/2014	BRL	549		240	16	0
	10/2014	INR	17,187		282	5	0
	10/2014	MYR	233		71	0	0
	10/2014	THB	10,889		338	2	0
	10/2014		$227	BRL	549	1	(3)
	10/2014		73	MYR	233	0	(2)
	11/2014	BRL	153		$64	3	0
	11/2014	CLP	38,048		65	2	0
	11/2014	IDR	395,025		33	1	0
	02/2015		$70	MYR	233	0	0

Total Forward Foreign Currency Contracts						$196	$(88)

Purchased Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR	0	$14	$13

Total Purchased Options						$14	$13

Written Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC Ibovespa Brasil Sao Paulo Exchange Index	53,253.000	12/17/2014	BRL	0	$(11)	$(28)
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	0	(14)	(14)

						$(25)	$(42)

Total Written Options						$(25)	$(42)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Russia Government International Bond	1.000%	09/20/2015	2.089%	$600	$0	$(6)	$0	$(6)
RYL	China Government International Bond	1.000%	12/20/2016	0.362%	100	(5)	6	1	0

						$(5)	$0	$1	$(6)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
BOA	Receive	KOSPI 200 Index	1,500,000	0.000%	12/11/2014	KRW 397,067	$(11)	$0	$(11)

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	iShares MSCI Emerging Markets ETF	23,890	3-Month USD-LIBOR less a specified spread	08/14/2015	$1,063		$(71)	$0	$(71)

Total Swap Agreements							$(5)	$(82)	$1	$(88)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$212	$0	$212
U.S. Treasury Bills	0	360	0	360
	$0	$572	$0	$572

Investments in Affiliates, at Value
Mutual Funds
United States	32,573	0	0	32,573
Short-Term Instruments
Central Funds Used for Cash Management Purposes	612	0	0	612
	$33,185	$0	$0	$33,185

Total Investments	$33,185	$572	$0	$33,757

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	70	0	70
Over the counter	0	210	0	210
	$0	$280	$0	$280

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(31)	0	(32)
Over the counter	0	(218)	0	(218)
	$(1)	$(249)	$0	$(250)

Totals	$33,184	$603	$0	$33,787

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Dividend Fund

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6%
COMMON STOCKS 95.4%
AUSTRALIA 1.1%
INDUSTRIALS 1.1%
Spotless Group Holdings Ltd. (a)	1,372,440	$2,171

Total Australia		2,171

BERMUDA 1.9%
ENERGY 1.9%
Golar LNG Partners LP	108,584	3,770

Total Bermuda		3,770

BRAZIL 3.0%
INDUSTRIALS 1.0%
Arteris S.A.	307,900	1,975

UTILITIES 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	284,612	2,308
Light S.A.	205,800	1,739

		4,047

Total Brazil		6,022

CHINA 0.4%
INDUSTRIALS 0.4%
Zhejiang Expressway Co. Ltd. ‘H’	830,000	843

Total China		843

CYPRUS 0.9%
ENERGY 0.9%
ProSafe SE	298,751	1,749

Total Cyprus		1,749

FRANCE 6.7%
ENERGY 1.8%
Total S.A.	55,843	3,616

FINANCIALS 1.5%
CNP Assurances	158,728	2,988

UTILITIES 3.4%
Electricite de France S.A.	92,625	3,039
Suez Environnement Co.	225,147	3,808

		6,847

Total France		13,451

HONG KONG 2.4%
INDUSTRIALS 0.5%
Yuexiu Transport Infrastructure Ltd.	1,806,000	1,105

TELECOMMUNICATION SERVICES 1.9%
China Mobile Ltd.	320,000	3,740

Total Hong Kong		4,845

ITALY 4.0%
FINANCIALS 2.9%
Intesa Sanpaolo SpA	1,949,170	5,884

INDUSTRIALS 1.1%
Societa Iniziative Autostradali e Servizi SpA	206,791	2,217

Total Italy		8,101

JAPAN 1.7%
TELECOMMUNICATION SERVICES 1.7%
Nippon Telegraph & Telephone Corp.	54,900	3,405

Total Japan		3,405

LUXEMBOURG 0.8%
INDUSTRIALS 0.8%
Regus PLC	621,965	1,704

Total Luxembourg		1,704

NETHERLANDS 3.6%
FINANCIALS 3.6%
Aegon NV	377,232	3,106
Euronext NV (a)	82,129	2,007
NN Group NV (a)	71,635	2,079

		7,192

Total Netherlands		7,192

SINGAPORE 1.0%
INDUSTRIALS 1.0%
Singapore Airlines Ltd.	256,000	1,973

Total Singapore		1,973

SOUTH AFRICA 0.6%
HEALTH CARE 0.6%
Life Healthcare Group Holdings Ltd.	285,639	1,126

Total South Africa		1,126

SPAIN 2.9%
CONSUMER STAPLES 1.4%
Ebro Foods S.A.	156,845	2,971

FINANCIALS 1.5%
Banco Santander S.A.	312,643	2,993

Total Spain		5,964

SWITZERLAND 2.0%
HEALTH CARE 2.0%
Roche Holding AG	14,036	4,145

Total Switzerland		4,145

TAIWAN 1.2%
INFORMATION TECHNOLOGY 1.2%
Radiant Opto-Electronics Corp.	623,360	2,466

Total Taiwan		2,466

TURKEY 1.1%
INDUSTRIALS 1.1%
TAV Havalimanlari Holding A/S	289,889	2,328

Total Turkey		2,328

UNITED KINGDOM 13.3%
CONSUMER DISCRETIONARY 1.9%
ITV PLC	1,173,533	3,940

CONSUMER STAPLES 2.5%
Imperial Tobacco Group PLC	117,735	5,069

ENERGY 0.8%
Petrofac Ltd.	98,204	1,646

FINANCIALS 5.5%
ICAP PLC	310,078	1,939
Lloyds Banking Group PLC (a)	4,917,590	6,118
St James’s Place PLC	262,876	3,100

		11,157

TELECOMMUNICATION SERVICES 2.6%
Vodafone Group PLC	1,564,776	5,156

Total United Kingdom		26,968

UNITED STATES 46.8%
CONSUMER DISCRETIONARY 8.9%
AMC Entertainment Holdings, Inc. ‘A’	41,651	958
General Motors Co.	122,831	3,923
Kohl’s Corp.	66,302	4,046
Regal Entertainment Group ‘A’	151,147	3,005
Target Corp.	96,671	6,059

		17,991

CONSUMER STAPLES 1.9%
Walgreen Co.	65,250	3,868

ENERGY 3.4%
HollyFrontier Corp.	88,782	3,878
LinnCo LLC	69,763	2,020
Peabody Energy Corp.	77,966	965

		6,863

FINANCIALS 12.1%
Blackstone Group LP	190,029	5,982
First Niagara Financial Group, Inc.	235,500	1,962
JPMorgan Chase & Co.	66,789	4,023
KeyCorp	223,820	2,984
Navient Corp.	229,782	4,070
Prudential Financial, Inc.	60,864	5,352

		24,373

HEALTH CARE 5.4%
Medtronic, Inc.	62,256	3,857
Merck & Co., Inc.	51,611	3,059
Pfizer, Inc.	135,772	4,015

		10,931

INFORMATION TECHNOLOGY 11.4%
Cisco Systems, Inc.	245,009	6,167
Corning, Inc.	197,812	3,826
QUALCOMM, Inc.	67,970	5,082
Symantec Corp.	166,802	3,921

Western Digital Corp.	41,358	4,025

		23,021

MATERIALS 1.8%
Tronox Ltd. ‘A’	142,998	3,725

UTILITIES 1.9%
ONE Gas, Inc.	111,186	3,808

Total United States		94,580

Total Common Stocks (Cost $178,838)		192,803

REAL ESTATE INVESTMENT TRUSTS 4.0%
UNITED STATES 4.0%
FINANCIALS 4.0%
Colony Financial, Inc.	228,000	5,103
Ryman Hospitality Properties, Inc.	64,453	3,048

		8,151

Total Real Estate Investment Trusts (Cost $7,689)		8,151

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		502

Total Short-Term Instruments (Cost $502)		502

Total Investments in Securities (Cost $187,029)		201,456

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio	11,343	114

Total Short-Term Instruments (Cost $114)		114

Total Investments in Affiliates (Cost $114)		114

Total Investments 99.7% (Cost $187,143)		$201,570
Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $0)		499
Other Assets and Liabilities, net 0.1%		144

Net Assets 100.0%		$202,213

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$502	U.S. Treasury Notes 1.500% due 02/28/2019	$(517)	$502	$502

Total Repurchase Agreements						$(517)	$502	$502

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	10/2014		$75	HKD	582	$0	$0
DUB	10/2014	EUR	2,195		$2,882	109	0
	11/2014		$100	SGD	126	0	(2)
GLM	10/2014	EUR	2,218		$2,912	110	0
MSB	10/2014		4,957		6,543	282	0
UAG	10/2014		$11,984	EUR	9,370	0	(149)
	11/2014	EUR	9,370		$11,987	149	0

Total Forward Foreign Currency Contracts						$650	$(151)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Common Stocks
Australia
Industrials	$0	$2,171	$0	$2,171
Bermuda
Energy	3,770	0	0	3,770
Brazil
Industrials	1,975	0	0	1,975
Utilities	4,047	0	0	4,047
China
Industrials	843	0	0	843
Cyprus
Energy	0	1,749	0	1,749
France
Energy	0	3,616	0	3,616
Financials	0	2,988	0	2,988
Utilities	0	6,847	0	6,847
Hong Kong
Industrials	1,105	0	0	1,105
Telecommunication Services	0	3,740	0	3,740
Italy
Financials	0	5,884	0	5,884
Industrials	0	2,217	0	2,217
Japan
Telecommunication Services	0	3,405	0	3,405
Luxembourg
Industrials	0	1,704	0	1,704
Netherlands
Financials	4,086	3,106	0	7,192
Singapore
Industrials	0	1,973	0	1,973
South Africa
Health Care	0	1,126	0	1,126
Spain
Consumer Staples	0	2,971	0	2,971
Financials	0	2,993	0	2,993
Switzerland
Health Care	0	4,145	0	4,145
Taiwan
Information Technology	0	2,466	0	2,466
Turkey
Industrials	0	2,328	0	2,328
United Kingdom
Consumer Discretionary	0	3,940	0	3,940
Consumer Staples	0	5,069	0	5,069
Energy	0	1,646	0	1,646
Financials	0	11,157	0	11,157
Telecommunication Services	0	5,156	0	5,156
United States
Consumer Discretionary	17,991	0	0	17,991
Consumer Staples	3,868	0	0	3,868
Energy	6,863	0	0	6,863
Financials	24,373	0	0	24,373
Health Care	10,931	0	0	10,931
Information Technology	23,021	0	0	23,021
Materials	3,725	0	0	3,725
Utilities	3,808	0	0	3,808
Real Estate Investment Trusts
United States
Financials	8,151	0	0	8,151
Short-Term Instruments
Repurchase Agreements	0	502	0	502
	$118,557	$82,899	$0	$201,456

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114	$0	$0	$114

Total Investments	$118,671	$82,899	$0	$201,570

Financial Derivative Instruments - Assets
Over the counter	$0	$650	$0	$650

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(151)	$0	$(151)

Totals	$118,671	$83,398	$0	$202,069

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Emerging Markets Fund

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.4%
COMMON STOCKS 82.0%
AUSTRALIA 1.2%
MATERIALS 1.2%
Iluka Resources Ltd.	200,648	$1,380

Total Australia		1,380

BRAZIL 9.1%
CONSUMER DISCRETIONARY 1.4%
Kroton Educacional S.A.	253,160	1,591

CONSUMER STAPLES 1.8%
AMBEV S.A. - ADR	296,525	1,942

FINANCIALS 4.4%
CETIP S.A. - Mercados Organizados	116,317	1,440
Itau Unibanco Holding S.A. - ADR	178,392	2,476
Multiplan Empreendimentos Imobiliarios S.A.	46,100	944

		4,860

INDUSTRIALS 1.5%
CCR S.A.	238,200	1,633

Total Brazil		10,026

CAMBODIA 1.8%
CONSUMER DISCRETIONARY 1.8%
NagaCorp Ltd.	2,710,000	1,946

Total Cambodia		1,946

CHINA 14.3%
CONSUMER DISCRETIONARY 1.0%
Great Wall Motor Co. Ltd.	297,000	1,151

CONSUMER STAPLES 0.7%
Want Want China Holdings Ltd.	619,000	773

ENERGY 3.4%
China Petroleum & Chemical Corp. ‘H’	2,258,000	1,975
China Shenhua Energy Co. Ltd. ‘H’	332,000	924
SPT Energy Group, Inc.	2,386,000	833

		3,732

FINANCIALS 3.8%
China Pacific Insurance Group Co. Ltd. ‘H’	453,400	1,593
Industrial & Commercial Bank of China Ltd. ‘H’	4,121,000	2,570

		4,163

INDUSTRIALS 0.7%
First Tractor Co. Ltd. ‘H’	1,136,000	791

INFORMATION TECHNOLOGY 4.7%
Alibaba Group Holding Ltd. ADR (a)	19,556	1,738
Baidu, Inc. SP - ADR (a)	5,789	1,263

Tencent Holdings Ltd.	144,600	2,148

		5,149

Total China		15,759

CYPRUS 1.2%
ENERGY 0.5%
Eurasia Drilling Co. Ltd. - GDR	20,021	568

INDUSTRIALS 0.7%
Global Ports Investments PLC - GDR	22,088	158
Globaltrans Investment PLC SP - GDR	68,895	579

		737

Total Cyprus		1,305

GREECE 1.6%
FINANCIALS 1.6%
Eurobank Ergasias S.A. (a)	4,399,635	1,735

Total Greece		1,735

HONG KONG 4.3%
FINANCIALS 3.7%
AIA Group Ltd.	593,984	3,066
China Overseas Land & Investment Ltd.	398,000	1,020

		4,086

INFORMATION TECHNOLOGY 0.6%
China High Precision Automation Group Ltd.	8,446,000	663

Total Hong Kong		4,749

INDIA 8.2%
CONSUMER DISCRETIONARY 4.0%
Bajaj Auto Ltd.	52,856	2,003
Tata Motors Ltd.	301,436	2,451

		4,454

FINANCIALS 4.2%
Axis Bank Ltd.	363,665	2,230
Housing Development Finance Corp.	138,181	2,351

		4,581

Total India		9,035

INDONESIA 1.7%
CONSUMER DISCRETIONARY 1.7%
Matahari Department Store Tbk PT	1,392,000	1,854

Total Indonesia		1,854

ISRAEL 1.3%
MATERIALS 1.3%
Israel Chemicals Ltd.	203,927	1,465

Total Israel		1,465

JAPAN 3.8%
INDUSTRIALS 2.8%
Mitsubishi Electric Corp.	102,000	1,360
NSK Ltd.	123,000	1,754

		3,114

INFORMATION TECHNOLOGY 1.0%
Omron Corp.	24,800	1,127

Total Japan		4,241

MACAU 0.7%
CONSUMER DISCRETIONARY 0.7%
Sands China Ltd.	158,400	826

Total Macau		826

MEXICO 1.8%
FINANCIALS 1.8%
Bolsa Mexicana de Valores S.A.B. de C.V.	899,800	1,934

Total Mexico		1,934

NORWAY 2.7%
CONSUMER STAPLES 2.7%
Marine Harvest ASA	211,768	2,962

Total Norway		2,962

PERU 3.7%
FINANCIALS 2.0%
Credicorp Ltd.	14,797	2,270

MATERIALS 1.7%
Cementos Pacasmayo S.A.A. - ADR	208,724	1,868

Total Peru		4,138

POLAND 1.8%
FINANCIALS 1.8%
Powszechna Kasa Oszczednosci Bank Polski S.A.	163,336	1,951

Total Poland		1,951

RUSSIA 1.8%
CONSUMER STAPLES 0.8%
Magnit OJSC GDR	14,937	863

TELECOMMUNICATION SERVICES 1.0%
MegaFon OAO - GDR	42,839	1,087

Total Russia		1,950

SOUTH AFRICA 1.4%
TELECOMMUNICATION SERVICES 1.4%
MTN Group Ltd.	74,742	1,576

Total South Africa		1,576

SOUTH KOREA 7.1%
CONSUMER DISCRETIONARY 2.6%
Kia Motors Corp.	57,224	2,906

CONSUMER STAPLES 1.1%
Amorepacific Corp.	518	1,172

INFORMATION TECHNOLOGY 2.9%
NCSoft Corp.	7,315	931
Samsung Electronics Co. Ltd.	2,061	2,309

		3,240

MATERIALS 0.5%
POSCO Processing & Service Co. Ltd.	1,783	549

Total South Korea		7,867

TAIWAN 10.5%
INFORMATION TECHNOLOGY 10.5%
Chicony Electronics Co. Ltd.	628,158	1,879
Hon Hai Precision Industry Co. Ltd.	887,040	2,794
MediaTek, Inc.	171,000	2,532
Taiwan Semiconductor Manufacturing Co. Ltd.	1,105,000	4,399

		11,604

Total Taiwan		11,604

THAILAND 1.0%
FINANCIALS 1.0%
Kasikornbank PCL - NVDR	155,700	1,126

Total Thailand		1,126

UNITED KINGDOM 1.0%
CONSUMER STAPLES 1.0%
British American Tobacco PLC	18,732	1,056

Total United Kingdom		1,056

Total Common Stocks (Cost $95,088)		90,485

	UNITS
EQUITY-LINKED SECURITIES 1.0%
NIGERIA 1.0%
CONSUMER STAPLES 1.0%
HSBC Bank PLC, Nigerian Breweries PLC - Exp. 12/09/2014	1,089,210	1,171

Total Equity-Linked Securities (Cost $663)		1,171

	SHARES
PREFERRED STOCKS 1.6%
BRAZIL 1.6%
CONSUMER STAPLES 1.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	40,042	1,748

Total Preferred Stocks (Cost $1,781)		1,748

WARRANTS 1.5%
UNITED STATES 1.5%
CONSUMER DISCRETIONARY 0.5%
Kweichow Moutai Co. Ltd. - Exp. 01/20/2015	22,589	597

FINANCIALS 1.0%
China Construction Bank Corp. - Exp. 01/16/2015	1,579,404	1,047

Total Warrants (Cost $1,570)		1,644

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (c) 0.4%		448

U.S. TREASURY BILLS 0.9%
0.038% due 11/28/2014 - 04/02/2015 (b)(e)(g)	$961	961

Total Short-Term Instruments (Cost $1,409)		1,409

Total Investments in Securities (Cost $100,511)		96,457

	SHARES
INVESTMENTS IN AFFILIATES 13.1%
SHORT-TERM INSTRUMENTS 13.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.1%
PIMCO Short-Term Floating NAV Portfolio	1,441,822	14,427

Total Short-Term Instruments (Cost $14,426)		14,427

Total Investments in Affiliates (Cost $14,426)		14,427

Total Investments 100.5% (Cost $114,937)		$110,884
Financial Derivative Instruments (d)(f) 0.5% (Cost or Premiums, net $0)		602
Other Assets and Liabilities, net (1.0%)		(1,170)

Net Assets 100.0%		$110,316

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$448	U.S. Treasury Notes 1.500% due 02/28/2019	$(457)	$448	$448

Total Repurchase Agreements						$(457)	$448	$448

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
MEXBOL Index December Futures	Long	12/2014	81	$(60)	$3	$0
Mini MSCI Emerging Markets Index December Futures	Long	12/2014	83	(252)	4	0

Total Futures Contracts				$(312)	$7	$0

(e)	Securities with an aggregate market value of $40 and cash of $362 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	INR	9,978		$164	$3	$0
	10/2014		$235	INR	14,370	0	(3)
	10/2014		9,353	KRW	9,563,124	0	(306)
	10/2014		721	RUB	27,773	0	(21)
	10/2014		138	TWD	4,146	0	(2)
	10/2014		68	ZAR	750	0	(2)
	11/2014	NOK	17,640		$2,847	106	0
BPS	10/2014	BRL	1,049		465	37	0
	10/2014	KRW	173,022		166	2	0
	10/2014		$428	BRL	1,049	1	0
	10/2014		576	RUB	21,893	0	(24)
	10/2014		281	ZAR	3,050	0	(11)
	10/2014	ZAR	1,774		$164	7	0
	12/2014		$600	ILS	2,167	0	(11)
	12/2014		8,746	MXN	116,611	0	(108)
	02/2015	MXN	23,064		$1,747	44	0
BRC	10/2014	HKD	284		37	0	0
	10/2014	KRW	234,290		229	7	0
	10/2014	PLN	814		264	18	0
	10/2014	RUB	164,423		4,484	337	0
	10/2014		$295	HKD	2,286	0	(1)
	10/2014		688	IDR	8,166,048	0	(21)
	10/2014		4,447	MYR	14,224	0	(117)
	10/2014		12,897	ZAR	141,135	0	(415)
	10/2014	ZAR	12,527		$1,124	18	(2)
	11/2014	JPY	424,853		4,150	274	0
	11/2014		$822	GBP	503	0	(7)
CBK	10/2014	BRL	666		$289	17	0
	10/2014	COP	159,180		84	5	0
	10/2014	KRW	358,761		351	12	0
	10/2014	MYR	185		58	2	0
	10/2014		$1,482	AUD	1,670	0	(20)
	10/2014		272	BRL	666	0	0
	10/2014		77	HKD	597	0	0
	10/2014		1,526	INR	93,704	0	(14)
	10/2014		2,192	ZAR	23,593	0	(105)
	10/2014	ZAR	6,094		$541	2	0
	11/2014	AUD	1,670		1,478	20	0
	11/2014		$168	GBP	104	1	0
	12/2014	MXN	1,341		$100	1	0
	12/2014		$459	MXN	6,084	0	(9)
	01/2015	INR	93,704		$1,502	17	0
DUB	10/2014	COP	2,288,599		1,128	0	(1)
	10/2014	IDR	7,378,215		624	21	0
	10/2014		$4,532	COP	8,876,947	0	(153)
	10/2014		293	CZK	5,968	0	(18)
	10/2014		1,881	HKD	14,576	0	(4)
	10/2014		156	IDR	1,844,289	0	(5)
	10/2014		1,681	ZAR	18,307	0	(62)
	10/2014	ZAR	63,381		$5,867	262	0
	11/2014	EUR	1,087		1,458	84	0
	12/2014		$1,120	COP	2,288,599	2	0
	12/2014		45	MXN	608	0	0
FBF	10/2014	COP	6,429,169		$3,349	177	0
	11/2014	GBP	1,569		2,616	73	0
GLM	10/2014	KRW	535,574		514	7	0
	10/2014	MXN	3,769		289	9	0
	10/2014		$135	ZAR	1,474	0	(5)
	10/2014	ZAR	50,803		$4,653	160	0
	12/2014	ILS	8,250		2,314	72	0
	12/2014		$49	MXN	653	0	(1)
HUS	10/2014		1,265	KRW	1,282,853	0	(51)
JPM	10/2014	BRL	4,286		$1,749	0	(2)
	10/2014	IDR	797,434		67	2	0
	10/2014	INR	10,890		178	2	0
	10/2014	KRW	9,828,878		9,360	61	0
	10/2014	MYR	666		208	5	0
	10/2014	THB	40,261		1,245	4	0
	10/2014	TWD	14,824		495	8	0
	10/2014		$1,820	BRL	4,286	0	(69)
	10/2014		15	HKD	113	0	0
	10/2014		273	KRW	284,548	0	(4)
	10/2014		3,880	RUB	147,213	0	(167)
	10/2014		1,885	TRY	4,093	0	(93)
	10/2014		109	TWD	3,287	0	(1)
	10/2014		17,859	ZAR	195,448	0	(573)
	10/2014	ZAR	62,030		$5,674	188	0
	11/2014	JPY	30,518		280	2	0
	01/2015		$127	INR	7,917	0	(2)
	02/2015		8,101	KRW	8,582,666	0	(38)
MSB	10/2014	BRL	1,058		$441	9	0
	10/2014		$432	BRL	1,058	1	0
	10/2014		2,146	THB	69,185	0	(14)
	10/2014		69	ZAR	773	0	(1)
	10/2014	ZAR	8,312		$768	33	0
	11/2014		$438	BRL	1,058	0	(9)
RBC	10/2014	ZAR	21,044		$1,994	133	0
	12/2014	MXN	2,749		207	3	0
	02/2015		43,450		3,268	60	0
SCX	10/2014		$868	IDR	10,301,333	0	(27)
SOG	10/2014	AUD	1,670		$1,549	87	0
	10/2014	INR	89,073		1,461	24	0
	10/2014	TWD	8,393		281	5	0
	10/2014	ZAR	47,716		4,424	204	0
	11/2014		$447	GBP	273	0	(5)
	01/2015	INR	4,844		$78	1	0
UAG	10/2014	BRL	4,758		2,082	138	0
	10/2014	CNY	39,764		6,416	0	(54)
	10/2014	HKD	14,553		1,878	3	0
	10/2014	IDR	1,160,242		98	4	0
	10/2014	INR	71,842		1,182	23	0
	10/2014	MYR	13,372		4,104	33	0
	10/2014		$1,998	BRL	4,758	1	(55)
	10/2014		6,414	CNY	39,764	56	0
	10/2014		81	IDR	958,514	0	(2)
	10/2014		1,213	INR	73,707	0	(23)
	10/2014	ZAR	38,023		$3,547	184	0
	11/2014	BRL	3,244		1,368	55	0
	11/2014		$1,703	CLP	992,180	0	(49)
	02/2015		4,070	MYR	13,372	0	(35)

Total Forward Foreign Currency Contracts						$3,127	$(2,722)

Swap Agreements:

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Asset	Liability
BOA	Receive	KOSPI 200 Index	9,500,000	0.000%	12/11/2014	KRW	2,507,131	$(63)	$0	$(63)

Total Return Swaps on Securities

								Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Alrosa AO	552,953	1-Month USD-LIBOR plus a specified spread	10/28/2014	$518	$(23)	$0	$(23)
DUB	Receive	Magnitogorsk Iron & Steel Works OJSC	26,284	3-Month USD-LIBOR plus a specified spread	08/24/2015	69	(2)	0	(2)
SOG	Receive	China Construction Bank Corp.	0	1-Month USD-LIBOR plus a specified spread	07/30/2015	0	(26)	0	(26)
	Receive	Kweichow Moutai Co. Ltd.	95,964	1-Month USD-LIBOR plus a specified spread	07/30/2015	2,212	304	304	0
UBS	Receive	Alrosa AO	0	1-Month USD-LIBOR plus a specified spread	10/02/2014	0	0	0	0

							$253	$304	$(51)

Total Swap Agreements							$190	$304	$(114)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(g)	Securities with an aggregate market value of $921 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Common Stocks
Australia
Materials	$0	$1,380	$0	$1,380
Brazil
Consumer Discretionary	1,591	0	0	1,591
Consumer Staples	1,942	0	0	1,942
Financials	4,860	0	0	4,860
Industrials	1,633	0	0	1,633
Cambodia
Consumer Discretionary	0	1,946	0	1,946
China
Consumer Discretionary	0	1,151	0	1,151
Consumer Staples	0	773	0	773
Energy	0	3,732	0	3,732
Financials	0	4,163	0	4,163
Industrials	0	791	0	791
Information Technology	3,001	2,148	0	5,149
Cyprus
Energy	568	0	0	568
Industrials	737	0	0	737
Greece
Financials	0	1,735	0	1,735
Hong Kong
Financials	0	4,086	0	4,086
Information Technology	0	0	663	663
India
Consumer Discretionary	0	4,454	0	4,454
Financials	2,230	2,351	0	4,581
Indonesia
Consumer Discretionary	0	1,854	0	1,854
Israel
Materials	0	1,465	0	1,465
Japan
Industrials	0	3,114	0	3,114
Information Technology	0	1,127	0	1,127
Macau
Consumer Discretionary	0	826	0	826
Mexico
Financials	1,934	0	0	1,934
Norway
Consumer Staples	0	2,962	0	2,962
Peru
Financials	2,270	0	0	2,270
Materials	1,868	0	0	1,868
Poland
Financials	0	1,951	0	1,951
Russia
Consumer Staples	863	0	0	863
Telecommunication Services	1,087	0	0	1,087
South Africa
Telecommunication Services	0	1,576	0	1,576
South Korea
Consumer Discretionary	0	2,906	0	2,906
Consumer Staples	0	1,172	0	1,172
Information Technology	0	3,240	0	3,240
Materials	0	549	0	549
Taiwan
Information Technology	0	11,604	0	11,604
Thailand
Financials	0	1,126	0	1,126
United Kingdom
Consumer Staples	0	1,056	0	1,056
Equity-Linked Securities
Nigeria
Consumer Staples	1,171	0	0	1,171
Preferred Stocks
Brazil
Consumer Staples	1,748	0	0	1,748
Warrants
United States
Consumer Discretionary	597	0	0	597
Financials	1,047	0	0	1,047
Short-Term Instruments
Repurchase Agreements	0	448	0	448
U.S. Treasury Bills	0	961	0	961
	$29,147	$66,647	$663	$96,457

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,427	$0	$0	$14,427

Total Investments	$43,574	$66,647	$663	$110,884

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	0	0	7
Over the counter	0	3,431	0	3,431
	$7	$3,431	$0	$3,438

Financial Derivative Instruments - Liabilities

Over the counter	$0	$(2,836)	$0	$(2,836)
Totals	$43,581	$67,242	$663	$111,486

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.8%
COMMON STOCKS 66.7%
GERMANY 3.1%
MATERIALS 3.1%
HeidelbergCement AG	630,000	$41,467

Total Germany		41,467

GREECE 0.2%
INDUSTRIALS 0.2%
Paragon Shipping, Inc. ‘A’ (a)	800,000	3,192

Total Greece		3,192

SOUTH KOREA 6.5%
INFORMATION TECHNOLOGY 6.5%
SK Hynix, Inc.	1,975,000	87,416

Total South Korea		87,416

UNITED KINGDOM 0.5%
HEALTH CARE 0.5%
AstraZeneca PLC SP - ADR	105,000	7,501

Total United Kingdom		7,501

UNITED STATES 56.4%
CONSUMER DISCRETIONARY 14.2%
CBS Corp. ‘B’	260,000	13,910
Comcast Corp. ‘A’ (e)	950,000	51,091
Dollar Tree, Inc. (a)	725,000	40,651
Foot Locker, Inc.	400,000	22,260
MDC Partners, Inc.	280,000	5,373
Nordstrom, Inc.	390,000	26,665
Time Warner , Inc.	415,000	31,212

		191,162

ENERGY 1.9%
QEP Resources, Inc.	830,000	25,547

HEALTH CARE 11.6%
Brookdale Senior Living, Inc. (a)	800,000	25,776
Cardinal Health, Inc.	230,000	17,232
DaVita HealthCare Partners, Inc. (a)	700,000	51,198
HealthSouth Corp.	820,462	30,275
McKesson Corp.	90,000	17,520
Thermo Fisher Scientific, Inc.	110,000	13,387

		155,388

INDUSTRIALS 13.1%
ADT Corp.	1,350,000	47,871
American Airlines Group, Inc.	1,450,000	51,446
Delta Air Lines, Inc.	375,000	13,556
KAR Auction Services, Inc.	1,100,000	31,493
MasTec, Inc. (a)	400,000	12,248
Rexnord Corp. (a)	700,000	19,915

		176,529

INFORMATION TECHNOLOGY 13.0%
CoreLogic, Inc. (a)	320,000	8,662
DST Systems, Inc. (e)	1,025,000	86,018

Micron Technology, Inc. (a)	2,325,000	79,655

		174,335

MATERIALS 2.6%
Sealed Air Corp.	1,000,000	34,880

Total United States		757,841

Total Common Stocks (Cost $863,302)		897,417

REAL ESTATE INVESTMENT TRUSTS 14.9%
UNITED STATES 14.9%
FINANCIALS 14.9%
American Realty Capital Properties, Inc.	11,600,000	139,896
Iron Mountain, Inc.	1,850,000	60,402

		200,298

Total Real Estate Investment Trusts (Cost $212,199)		200,298

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.1%		681

U.S. TREASURY BILLS 0.1%
0.033% due 03/12/2015 - 04/02/2015 (b)(h)	$1,480	1,480

Total Short-Term Instruments (Cost $2,161)		2,161

Total Investments in Securities (Cost $1,077,662)		1,099,876

	SHARES
INVESTMENTS IN AFFILIATES 13.2%
SHORT-TERM INSTRUMENTS 13.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.2%
PIMCO Short-Term Floating NAV Portfolio	17,702,243	177,129

Total Short-Term Instruments (Cost $177,123)		177,129

Total Investments in Affiliates (Cost $177,123)		177,129

Total Investments 95.0% (Cost $1,254,785)		$1,277,005
Securities Sold Short (d) (6.4%) (Proceeds $86,173)		(86,068)
Financial Derivative Instruments (f)(g) 0.3% (Cost or Premiums, net $2,666)		3,520
Other Assets and Liabilities, net 11.1%		149,776

Net Assets 100.0%		$1,344,233

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$681	U.S. Treasury Notes 1.500% due 02/28/2019	$(696)	$681	$681

Total Repurchase Agreements						$(696)	$681	$681

(1)	Includes accrued interest.

(d)	Securities Sold Short:

(e)	Securities with an aggregate market value of $69,831 and cash of $68,140 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Short Sales:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (2)
	Common Stocks
	Bermuda
	Financials
GSC	Montpelier Re Holdings Ltd.	100,000	$(3,138)	$(3,128)
	Platinum Underwriters Holdings Ltd.	30,000	(1,838)	(1,826)
	RenaissanceRe Holdings Ltd.	200,000	(20,281)	(19,999)
	Switzerland
	Energy
	Transocean Ltd.	50,000	(1,885)	(1,598)
	United States
	Consumer Discretionary
	Buckle, Inc.	105,000	(4,801)	(4,767)
	Cabela’s, Inc.	43,848	(2,872)	(2,582)
FOB	Sonic Corp.	200,000	(4,460)	(4,472)
	zulily, Inc. ‘A’	325,000	(10,989)	(12,314)
	Consumer Staples
GSC	ConAgra Foods, Inc.	150,000	(4,845)	(4,956)
	Financials
FOB	Portfolio Recovery Associates, Inc.	50,000	(3,000)	(2,612)
	Information Technology
GSC	Apple, Inc.	65,000	(6,499)	(6,549)
FOB	International Business Machines Corp.	100,000	(19,032)	(18,983)
	Zillow, Inc. ‘A’	19,678	(2,533)	(2,282)

Total Short Sales			$(86,173)	$(86,068)

(2)	Payable for short sales includes $20 of dividends payable.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE American Realty Capital Properties, Inc.	$12.500	01/17/2015	30,000	$1,822	$750
Put - CBOE Comcast Corp.	50.000	10/18/2014	3,500	844	40

				$2,666	$790

Total Purchased Options				$2,666	$790

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
DUB	10/2014	KRW	72,812,227		$71,623	$2,740	$0
FBF	10/2014		$50,897	KRW	52,490,076	0	(1,239)
GLM	10/2014	EUR	31,593		$41,553	1,650	0
	10/2014	KRW	269,414		258	3	0
	02/2015		$256	KRW	269,414	0	(3)
UAG	10/2014		40,407	EUR	31,593	0	(504)
	10/2014		19,901	KRW	20,591,565	0	(421)
	11/2014	EUR	31,593		$40,416	504	0

Total Forward Foreign Currency Contracts						$4,897	$(2,167)

(h)	Securities with an aggregate market value of $1,480 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Common Stocks
Germany
Materials	$0	$41,467	$0	$41,467
Greece
Industrials	3,192	0	0	3,192
South Korea
Information Technology	0	87,416	0	87,416
United Kingdom
Health Care	7,501	0	0	7,501
United States
Consumer Discretionary	191,162	0	0	191,162
Energy	25,547	0	0	25,547
Health Care	155,388	0	0	155,388
Industrials	176,529	0	0	176,529
Information Technology	174,335	0	0	174,335
Materials	34,880	0	0	34,880
Real Estate Investment Trusts
United States
Financials	200,298	0	0	200,298
Short-Term Instruments
Repurchase Agreements	0	681	0	681
U.S. Treasury Bills	0	1,480	0	1,480
	$968,832	$131,044	$0	$1,099,876
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$177,129	$0	$0	$177,129

Total Investments	$1,145,961	$131,044	$0	$1,277,005
Short Sales, at Value - Liabilities
Common Stocks
Bermuda
Financials	$(24,953)	$0	$0	$(24,953)
Switzerland
Energy	(1,598)	0	0	(1,598)
United States
Consumer Discretionary	(24,135)	0	0	(24,135)
Consumer Staples	(4,956)	0	0	(4,956)
Financials	(2,612)	0	0	(2,612)
Information Technology	(27,814)	0	0	(27,814)
	$(86,068)	$0	$0	$(86,068)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	790	0	790
Over the counter	0	4,897	0	4,897
	$0	$5,687	$0	$5,687

Financial Derivative Instruments - Liabilities

Over the counter	$0	$(2,167)	$0	$(2,167)

Totals	$1,059,893	$134,564	$0	$1,194,457

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Fund®

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.9%
COMMON STOCKS 90.8%
AUSTRALIA 0.8%
INDUSTRIALS 0.8%
Spotless Group Holdings Ltd. (a)	7,055,519	$11,160

Total Australia		11,160

BELGIUM 2.2%
INDUSTRIALS 2.2%
bpost S.A.	1,336,215	31,898

Total Belgium		31,898

BERMUDA 1.6%
ENERGY 1.6%
Seadrill Ltd.	867,035	23,166

Total Bermuda		23,166

CANADA 0.6%
ENERGY 0.6%
Cameco Corp.	502,373	8,872

Total Canada		8,872

DENMARK 1.6%
CONSUMER STAPLES 1.6%
Carlsberg A/S ‘B’	261,946	23,264

Total Denmark		23,264

FAROE ISLANDS 0.8%
CONSUMER STAPLES 0.8%
Bakkafrost P/F	501,539	10,784

Total Faroe Islands		10,784

FRANCE 7.8%
CONSUMER DISCRETIONARY 2.4%
Eutelsat Communications S.A.	630,233	20,351
JCDecaux S.A.	460,315	14,532

		34,883

CONSUMER STAPLES 4.3%
Carrefour S.A.	910,533	28,121
Danone S.A.	517,516	34,656

		62,777

ENERGY 1.1%
Bourbon S.A.	218,405	5,920
Total S.A.	146,247	9,470

		15,390

Total France		113,050

GERMANY 2.0%
HEALTH CARE 2.0%
Rhoen Klinikum AG	939,176	28,427

Total Germany		28,427

HONG KONG 4.4%
CONSUMER DISCRETIONARY 0.6%
Television Broadcasts Ltd.	1,421,400	8,457

FINANCIALS 3.3%
AIA Group Ltd.	7,502,700	38,720
First Pacific Co. Ltd.	8,806,500	9,078

		47,798

INDUSTRIALS 0.5%
Jardine Matheson Holdings Ltd.	72,500	4,320
Jardine Strategic Holdings Ltd.	96,500	3,359

		7,679

Total Hong Kong		63,934

IRELAND 1.5%
HEALTH CARE 1.5%
Shire PLC	252,477	21,784

Total Ireland		21,784

JAPAN 3.3%
CONSUMER DISCRETIONARY 0.5%
Toyota Motor Corp.	122,000	7,178

CONSUMER STAPLES 0.8%
Kao Corp.	252,100	9,837
Shiseido Co. Ltd.	95,900	1,582

		11,419

INDUSTRIALS 0.5%
Komatsu Ltd.	349,000	8,066

INFORMATION TECHNOLOGY 1.5%
Nintendo Co. Ltd.	108,142	11,780
Tokyo Electron Ltd. - ADR	607,295	9,899

		21,679

Total Japan		48,342

NETHERLANDS 4.2%
CONSUMER STAPLES 1.2%
Corbion NV	1,149,687	16,910

FINANCIALS 2.1%
ING Groep NV - Dutch Certificate (a)	2,116,436	30,083

INFORMATION TECHNOLOGY 0.9%
Gemalto NV	151,135	13,874

Total Netherlands		60,867

NORWAY 7.9%
CONSUMER STAPLES 4.4%
Cermaq ASA	983,149	14,805
Marine Harvest ASA	3,528,549	49,353

		64,158

ENERGY 3.5%
Avance Gas Holding Ltd.	656,789	15,027
BW LPG Ltd.	1,579,525	19,937

North Atlantic Drilling Ltd.	2,329,311	15,513

		50,477

Total Norway		114,635

SINGAPORE 2.3%
INDUSTRIALS 2.3%
ComfortDelGro Corp. Ltd.	11,570,000	21,733
Keppel Corp. Ltd.	1,347,300	11,082

		32,815

Total Singapore		32,815

SOUTH KOREA 0.7%
CONSUMER DISCRETIONARY 0.7%
GS Home Shopping, Inc.	40,308	9,718

Total South Korea		9,718

SPAIN 0.8%
INDUSTRIALS 0.8%
Cia de Distribucion Integral Logista Holdings S.A.U. (a)	653,250	11,881

Total Spain		11,881

SWEDEN 1.7%
INDUSTRIALS 1.7%
Loomis AB ‘B’	874,916	24,944

Total Sweden		24,944

SWITZERLAND 3.5%
FINANCIALS 0.8%
Swiss Re AG	143,654	11,432

HEALTH CARE 1.5%
Roche Holding AG	70,077	20,694

INFORMATION TECHNOLOGY 1.2%
Logitech International S.A.	1,381,846	17,695

Total Switzerland		49,821

UNITED KINGDOM 12.3%
CONSUMER STAPLES 8.6%
British American Tobacco PLC	735,498	41,446
Imperial Tobacco Group PLC	902,907	38,875
Reckitt Benckiser Group PLC	508,992	44,006

		124,327

ENERGY 2.2%
BP PLC	3,049,262	22,306
Ensco PLC ‘A’	215,606	8,907

		31,213

FINANCIALS 1.5%
Barclays PLC	3,594,497	13,221
Prudential PLC	410,982	9,137

		22,358

Total United Kingdom		177,898

UNITED STATES 30.8%
CONSUMER DISCRETIONARY 1.5%
Comcast Corp. ‘A’	268,497	14,440

Time Warner Cable, Inc.	48,412	6,946

		21,386

CONSUMER STAPLES 7.4%
Altria Group, Inc.	532,643	24,470
Lorillard, Inc.	699,820	41,926
Philip Morris International, Inc.	166,730	13,905
Reynolds American, Inc.	450,332	26,570

		106,871

ENERGY 2.1%
Halliburton Co.	231,590	14,940
National Oilwell Varco, Inc.	208,128	15,839

		30,779

FINANCIALS 8.3%
Alleghany Corp. (a)	37,791	15,802
Berkshire Hathaway, Inc. ‘B’ (a)	288,051	39,791
Genworth Financial, Inc. ‘A’ (a)	1,441,111	18,879
Navient Corp.	731,952	12,963
NorthStar Asset Management Group, Inc. (a)	49,590	913
PHH Corp. (a)	374,455	8,373
SLM Corp.	777,759	6,658
ViewPoint Financial Group, Inc.	678,094	16,234

		119,613

HEALTH CARE 2.2%
Allergan, Inc.	43,309	7,717
Merck & Co., Inc.	204,634	12,131
Pfizer, Inc.	424,528	12,553

		32,401

INDUSTRIALS 3.9%
3M Co.	104,889	14,861
Brink’s Co.	736,903	17,715
NOW, Inc. (a)	783,146	23,815

		56,391

INFORMATION TECHNOLOGY 5.2%
International Business Machines Corp.	115,410	21,908
Microsoft Corp. (e)	943,967	43,762
Oracle Corp.	248,579	9,516

		75,186

MATERIALS 0.2%
Rentech, Inc. (a)	1,843,981	3,153

Total United States		445,780

Total Common Stocks (Cost $1,191,801)		1,313,040

REAL ESTATE INVESTMENT TRUSTS 0.5%
SINGAPORE 0.1%
FINANCIALS 0.1%
Keppel REIT	478,884	447

Total Singapore		447

UNITED STATES 0.4%
FINANCIALS 0.4%
NorthStar Realty Finance Corp.	348,339	6,155

Total United States		6,155

Total Real Estate Investment Trusts (Cost $3,579)		6,602

RIGHTS 0.2%
FRANCE 0.2%
HEALTH CARE 0.2%
Sanofi - Exp. 12/31/2020	4,078,469	1,897
Total Rights (Cost $6,154)		1,897

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (c) 0.0%		493

U.S. TREASURY BILLS 0.4%
0.038% due 01/02/2015 - 03/26/2015 (b)(g)	$6,022	6,021

Total Short-Term Instruments (Cost $6,514)		6,514

Total Investments in Securities (Cost $1,208,048)		1,328,053

	SHARES
INVESTMENTS IN AFFILIATES 8.4%
SHORT-TERM INSTRUMENTS 8.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short-Term Floating NAV Portfolio	12,176,611	121,839

Total Short-Term Instruments (Cost $121,835)		121,839

Total Investments in Affiliates (Cost $121,835)		121,839

Total Investments 100.3% (Cost $1,329,883)		$1,449,892
Securities Sold Short (d) (0.9%) (Proceeds $12,551)		(13,505)
Financial Derivative Instruments (f) 0.3% (Cost or Premiums, net $0)		5,056
Other Assets and Liabilities, net 0.3%		4,321

Net Assets 100.0%		$1,445,764

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$493	U.S. Treasury Notes 1.500% due 02/28/2019	$(507)	$493	$493

Total Repurchase Agreements						$(507)	$493	$493

(1)	Includes accrued interest.

(d)	Securities Sold Short:

(e)	Securities with an aggregate market value of $13,583 and cash of $12,581 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Short Sales:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
	Common Stocks
	United States
	Health Care
GSC	Valeant Pharmaceuticals International, Inc.	21,655	$(2,746)	$(2,841)
	Information Technology
	Applied Materials, Inc.	493,453	(9,805)	(10,664)

Total Short Sales			$(12,551)	$(13,505)

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	AUD	36,928		$32,789	$456	$0
	10/2014	CHF	1,477		1,565	17	0
	10/2014	EUR	721		934	24	0
	10/2014		$2,859	CHF	2,613	0	(122)
	10/2014		86,226	GBP	52,723	0	(753)
	11/2014	GBP	52,723		$86,203	755	0
	11/2014		$32,711	AUD	36,928	0	(454)
	11/2014		1,565	CHF	1,477	0	(17)
BPS	10/2014	CAD	68,438		$61,325	218	0
	10/2014	CHF	1,034		1,107	24	0
	10/2014	DKK	3,840		667	15	0
	10/2014	EUR	3,144		4,068	97	0
	10/2014	HKD	8,065		1,041	2	0
	10/2014	SEK	23,200		3,324	109	0
	10/2014		$1,238	NOK	7,870	0	(13)
	11/2014	NOK	173,351		$26,947	0	(4)
	11/2014	SEK	46,399		6,423	0	(6)
	11/2014	SGD	791		625	5	0
	11/2014		$61,279	CAD	68,438	0	(220)
BRC	10/2014	EUR	232		$299	6	0
	10/2014	PLN	2,574		834	57	0
	10/2014		$63,248	CAD	68,438	0	(2,142)
	11/2014		1,066	GBP	650	0	(12)
CBK	10/2014	DKK	30,474		$5,386	215	0
	10/2014	EUR	433		559	13	0
	10/2014		$910	HKD	7,054	0	(2)
	11/2014	NOK	377,146		$58,665	30	0
DUB	10/2014	KRW	4,966,241		4,885	187	0
	11/2014		$472	SGD	592	0	(8)
FBF	10/2014		16,230	DKK	95,261	0	(66)
	11/2014	DKK	95,261		$16,233	66	0
GLM	10/2014	EUR	1,197		1,549	37	0
	10/2014		$8,223	GBP	5,032	0	(65)
	10/2014		72,632	JPY	7,560,906	0	(3,693)
	10/2014		9,013	ZAR	99,030	0	(255)
	12/2014		3,288	ILS	11,726	0	(103)
HUS	10/2014	EUR	488		$632	16	0
	10/2014	GBP	7,564		12,255	6	(13)
	10/2014	NOK	419,825		67,720	2,375	0
JPM	10/2014	AUD	507		457	13	0
	10/2014	CHF	102		109	2	0
	10/2014	GBP	6,416		10,407	6	0
	10/2014	HKD	307,926		39,732	77	0
	10/2014	JPY	7,560,906		69,462	523	0
	10/2014		$2,613	EUR	2,019	0	(63)
	10/2014		4,771	KRW	4,966,241	0	(72)
	10/2014	ZAR	99,223		$9,042	266	0
	11/2014	SGD	33,045		26,550	647	0
	11/2014		$69,478	JPY	7,560,906	0	(524)
	02/2015	KRW	4,966,241		$4,745	80	0
MSB	10/2014	DKK	30,474		5,387	217	0
	10/2014	EUR	58,793		77,601	3,342	0
	10/2014	GBP	43,775		72,603	1,636	0
	10/2014	HKD	34,407		4,440	9	0
RBC	10/2014	EUR	317		410	9	0
SOG	10/2014	NOK	409,271		66,077	2,375	0
	10/2014		$34,719	AUD	37,435	0	(1,943)
	10/2014		891	NOK	5,660	0	(10)
UAG	10/2014	DKK	30,473		$5,387	216	0
	10/2014	SEK	23,199		3,326	111	0
	10/2014		$80,968	EUR	63,306	0	(1,010)
	11/2014	EUR	63,306		$80,985	1,009	0
	11/2014	NOK	265,069		41,247	37	0

Total Forward Foreign Currency Contracts						$15,305	$(11,570)

Swap Agreements:

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Lancashire Holdings Ltd.	1,956,443	1-Month USD-LIBOR plus a specified spread	09/04/2015	GBP	11,885	$1,025	$1,025	$0
	Pay	Rentech Nitrogen Partners LP	24,547	1-Month USD-LIBOR less a specified spread	08/14/2015		$340	34	34	0
CBK	Pay	Liberty Global PLC ‘A’	44,684	1-Month EUR-EURIBOR less a specified spread	02/09/2015	EUR	1,510	(57)	0	(57)
	Pay	Liberty Global PLC ‘C’	110,247	1-Month EUR-EURIBOR less a specified spread	02/09/2015		3,592	(131)	0	(131)
	Receive	Ziggo NV	195,814	1-Month EUR-EURIBOR plus a specified spread	02/09/2015		7,158	129	129	0
GST	Receive	AstraZeneca PLC	114,031	1-Month USD-LIBOR plus a specified spread	04/30/2015	GBP	5,183	609	609	0
	Pay	AbbVie, Inc.	226,219	1-Month USD-LIBOR less a specified spread	07/23/2015		8,072	21	21	0
JPM	Pay	Expedia, Inc.	55,915	1-Month USD-LIBOR less a specified spread	04/29/2015		$4,762	(138)	0	(138)
	Receive	Liberty TripAdvisor Holdings, Inc.	183,515	1-Month USD-LIBOR plus a specified spread	04/29/2015		6,381	(161)	0	(161)
	Receive	Liberty Ventures ‘A’	183,515	1-Month USD-LIBOR plus a specified spread	04/29/2015		7,080	(115)	0	(115)
	Pay	TripAdvisor, Inc.	75,895	1-Month USD-LIBOR less a specified spread	04/29/2015		7,227	288	288	0
	Receive	Covidien PLC	164,292	1-Month USD-LIBOR plus a specified spread	06/16/2015		14,863	(653)	0	(653)
	Pay	Medtronic, Inc.	157,063	1-Month USD-LIBOR less a specified spread	06/16/2015		10,201	470	470	0

Total Swap Agreements								$1,321	$2,576	$(1,255)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(g)	Securities with an aggregate market value of $6,021 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Common Stocks
Australia
Industrials	$0	$11,160	$0	$11,160
Belgium
Industrials	31,898	0	0	31,898
Bermuda
Energy	0	23,166	0	23,166
Canada
Energy	8,872	0	0	8,872
Denmark
Consumer Staples	0	23,264	0	23,264
Faroe Islands
Consumer Staples	0	10,784	0	10,784
France
Consumer Discretionary	34,883	0	0	34,883
Consumer Staples	0	62,777	0	62,777
Energy	5,920	9,470	0	15,390
Germany
Health Care	0	28,427	0	28,427
Hong Kong
Consumer Discretionary	8,457	0	0	8,457
Financials	0	47,798	0	47,798
Industrials	0	7,679	0	7,679
Ireland
Health Care	0	21,784	0	21,784
Japan
Consumer Discretionary	0	7,178	0	7,178
Consumer Staples	0	11,419	0	11,419
Industrials	0	8,066	0	8,066
Information Technology	9,899	11,780	0	21,679
Netherlands
Consumer Staples	0	16,910	0	16,910
Financials	0	30,083	0	30,083
Information Technology	13,874	0	0	13,874
Norway
Consumer Staples	14,805	49,353	0	64,158
Energy	30,540	19,937	0	50,477
Singapore
Industrials	0	32,815	0	32,815
South Korea
Consumer Discretionary	0	9,718	0	9,718
Spain
Industrials	11,881	0	0	11,881
Sweden
Industrials	0	24,944	0	24,944
Switzerland
Financials	0	11,432	0	11,432
Health Care	0	20,694	0	20,694
Information Technology	0	17,695	0	17,695
United Kingdom
Consumer Staples	0	124,327	0	124,327
Energy	8,907	22,306	0	31,213
Financials	0	22,358	0	22,358
United States
Consumer Discretionary	21,386	0	0	21,386
Consumer Staples	106,871	0	0	106,871
Energy	30,779	0	0	30,779
Financials	119,613	0	0	119,613
Health Care	32,401	0	0	32,401
Industrials	56,391	0	0	56,391
Information Technology	75,186	0	0	75,186
Materials	3,153	0	0	3,153
Real Estate Investment Trusts
Singapore
Financials	0	447	0	447
United States
Financials	6,155	0	0	6,155
Rights
France
Health Care	1,897	0	0	1,897
Short-Term Instruments
Repurchase Agreements	0	493	0	493
U.S. Treasury Bills	0	6,021	0	6,021
	$633,768	$694,285	$0	$1,328,053

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$121,839	$0	$0	$121,839
Total Investments	$755,607	$694,285	$0	$1,449,892

Short Sales, at Value - Liabilities
Common Stocks
United States
Health Care	$(2,841)	$0	$0	$(2,841)
Information Technology	(10,664)	0	0	(10,664)
	$(13,505)	$0	$0	$(13,505)

Financial Derivative Instruments - Assets
Over the counter	$0	$17,881	$0	$17,881

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(12,825)	$0	$(12,825)

Totals	$742,102	$699,341	$0	$1,441,443

There were no significant transfers between Level 2 and 3 during the period ended September 30, 2014. There were assets and liabilities valued at $34,882 transferred from Level 2 to Level 1 during the period ended September 30, 2014. There were no significant assets and liabilities transferred from Level 1 to Level 2 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Balanced Income Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.7%
ASSET-BACKED SECURITIES 8.9%
CAYMAN ISLANDS 0.1%
Crest Ltd.
1.988% due 05/28/2038	$9	$8

Total Cayman Islands		8

UNITED STATES 8.8%
ACE Securities Corp.
0.310% due 08/25/2036	56	48
AmeriCredit Automobile Receivables Trust
0.680% due 10/11/2016	35	35
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.835% due 09/25/2033	43	41
4.085% due 06/25/2033	63	51
Asset-Backed Securities Corp. Home Equity Loan Trust
0.694% due 11/15/2031	12	12
0.905% due 03/25/2035	40	38
College & University Facility Loan Trust
4.000% due 06/01/2018	26	26
Countrywide Asset-Backed Certificates
0.654% due 08/26/2033	47	41
1.130% due 02/25/2034	38	36
Credit-Based Asset Servicing and Securitization LLC
0.415% due 08/25/2035	9	9
Fremont Home Loan Trust
0.335% due 04/25/2036	61	57
JPMorgan Mortgage Acquisition Corp.
0.595% due 09/25/2035	33	30
Lehman ABS Mortgage Loan Trust
0.355% due 06/25/2037	85	56
Merrill Lynch Mortgage Investors Trust
0.345% due 04/25/2047	93	54
0.435% due 01/25/2047	98	93
Soundview Home Loan Trust
0.235% due 06/25/2037	94	57
Structured Asset Investment Loan Trust
0.305% due 06/25/2036	57	48

Total United States		732

Total Asset-Backed Securities (Cost $724)		740

BANK LOAN OBLIGATIONS 3.4%
UNITED STATES 3.4%
Burger King Corp.
TBD% due 09/24/2021	3	3
Advantage Sales & Marketing, Inc.
3.250% - 4.250% due 07/25/2021	1	1
Albertson’s Holdings LLC
4.000% due 08/25/2019	3	3
4.500% due 08/25/2021	6	6
Burger King Corp.
TBD% due 09/04/2015	3	3
Charter Communications Operating LLC
4.250% due 09/12/2021	3	3
Clear Channel Communications, Inc.
6.904% due 01/30/2019	30	29
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	30	30
Dynegy Holdings, Inc.
TBD% due 09/15/2015	8	7
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	70	70
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	27	27
New Albertson’s, Inc.
4.750% due 06/27/2021	30	29
Seadrill Partners Finco LLC
4.000% due 02/21/2021	29	27
Seventy Seven Operating LLC
3.750% due 06/25/2021	21	21

Univision Communications, Inc.
4.000% due 03/01/2020	22	22

Total Bank Loan Obligations (Cost $284)		281

	SHARES
COMMON STOCKS 54.7%
AUSTRALIA 0.6%
INDUSTRIALS 0.6%
Spotless Group Holdings Ltd. (b)	29,575	47

Total Australia		47

BERMUDA 1.2%
ENERGY 1.2%
Golar LNG Partners LP	2,767	96

Total Bermuda		96

BRAZIL 1.9%
INDUSTRIALS 0.6%
Arteris S.A.	7,600	49

UTILITIES 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	7,520	61
Light S.A.	5,800	49

		110

Total Brazil		159

CHINA 0.2%
INDUSTRIALS 0.2%
Zhejiang Expressway Co. Ltd. ‘H’	16,000	16

Total China		16

CYPRUS 0.4%
ENERGY 0.4%
ProSafe SE	5,637	33

Total Cyprus		33

FRANCE 3.8%
ENERGY 1.0%
Total S.A.	1,294	84

FINANCIALS 0.8%
CNP Assurances	3,717	70

UTILITIES 2.0%
Electricite de France S.A.	2,162	71
Suez Environnement Co.	5,606	95

		166

Total France		320

HONG KONG 1.1%
INDUSTRIALS 0.3%
Yuexiu Transport Infrastructure Ltd.	36,000	22

TELECOMMUNICATION SERVICES 0.8%
China Mobile Ltd.	6,000	70

Total Hong Kong		92

ITALY 2.2%
FINANCIALS 1.7%
Intesa Sanpaolo SpA	46,310	140

INDUSTRIALS 0.5%
Societa Iniziative Autostradali e Servizi SpA	4,422	47

Total Italy		187

JAPAN 1.0%
TELECOMMUNICATION SERVICES 1.0%
Nippon Telegraph & Telephone Corp.	1,300	81

Total Japan		81

LUXEMBOURG 0.4%
INDUSTRIALS 0.4%
Regus PLC	12,523	34

Total Luxembourg		34

NETHERLANDS 2.5%
FINANCIALS 2.5%
Aegon NV	8,433	69
Euronext NV (b)	1,871	46
NN Group NV (b)	3,231	94

		209

Total Netherlands		209

SINGAPORE 0.6%
INDUSTRIALS 0.6%
Singapore Airlines Ltd.	6,000	46

Total Singapore		46

SOUTH AFRICA 0.3%
HEALTH CARE 0.3%
Life Healthcare Group Holdings Ltd.	5,759	23

Total South Africa		23

SPAIN 1.7%
CONSUMER STAPLES 0.9%
Ebro Foods S.A.	3,646	69

FINANCIALS 0.8%
Banco Santander S.A.	7,211	69

Total Spain		138

SWITZERLAND 1.1%
HEALTH CARE 1.1%
Roche Holding AG	314	93

Total Switzerland		93

TAIWAN 0.7%
INFORMATION TECHNOLOGY 0.7%
Radiant Opto-Electronics Corp.	15,000	59

Total Taiwan		59

TURKEY 0.6%
INDUSTRIALS 0.6%
TAV Havalimanlari Holding A/S	5,961	48

Total Turkey		48

UNITED KINGDOM 7.2%
CONSUMER DISCRETIONARY 0.7%
ITV PLC	17,083	57

CONSUMER STAPLES 1.4%
Imperial Tobacco Group PLC	2,661	115

ENERGY 0.4%
Petrofac Ltd.	2,117	35

FINANCIALS 3.1%
ICAP PLC	7,704	48
Lloyds Banking Group PLC (b)	112,651	140
St James’s Place PLC	5,967	71

		259

TELECOMMUNICATION SERVICES 1.6%
Vodafone Group PLC	40,854	135

Total United Kingdom		601

UNITED STATES 27.2%
CONSUMER DISCRETIONARY 5.5%
AMC Entertainment Holdings, Inc. ‘A’	997	23
General Motors Co.	3,080	98
Kohl’s Corp.	1,815	111
Regal Entertainment Group ‘A’	3,749	74
Target Corp.	2,326	146

		452

CONSUMER STAPLES 1.2%
Walgreen Co.	1,664	99

ENERGY 1.7%
HollyFrontier Corp.	2,236	98
LinnCo LLC	790	23
Peabody Energy Corp.	1,896	23

		144

FINANCIALS 7.6%
Apollo Investment Corp.	7,442	61
Blackstone Group LP	1,559	49
First Niagara Financial Group, Inc.	5,884	49
JPMorgan Chase & Co.	1,623	98
KeyCorp	7,333	98
Navient Corp.	5,548	98
Prudential Financial, Inc.	1,104	97
Solar Capital Ltd.	4,484	84

		634

HEALTH CARE 3.2%
Medtronic, Inc.	1,580	98
Merck & Co., Inc.	1,234	73
Pfizer, Inc.	3,294	97

		268

INFORMATION TECHNOLOGY 5.6%
Cisco Systems, Inc.	5,818	147
Corning, Inc.	3,761	73
QUALCOMM, Inc.	1,646	123
Symantec Corp.	3,123	73

Western Digital Corp.		508	49

			465

MATERIALS 1.2%
Tronox Ltd. ‘A’		3,736	97

UTILITIES 1.2%
ONE Gas, Inc.		2,829	97

Total United States			2,256

Total Common Stocks (Cost $4,654)			4,538

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 8.3%
IRELAND 1.4%
BANKING & FINANCE 0.0%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		$1	1

INDUSTRIALS 1.4%
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	100	117

Total Ireland			118

LUXEMBOURG 0.5%
INDUSTRIALS 0.5%
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		$38	40

Total Luxembourg			40

NORWAY 0.0%
BANKING & FINANCE 0.0%
Eksportfinans ASA
2.000% due 09/15/2015		2	2

Total Norway			2

PORTUGAL 0.0%
BANKING & FINANCE 0.0%
Banco Espirito Santo S.A.
5.000% due 04/23/2019	EUR	1	1

Total Portugal			1

UNITED KINGDOM 0.3%
INDUSTRIALS 0.3%
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	13	22

Total United Kingdom			22

UNITED STATES 6.1%
BANKING & FINANCE 1.7%
Ally Financial, Inc.
4.625% due 06/26/2015		$15	15
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		27	29
CIT Group, Inc.
5.000% due 05/15/2017		15	16
General Motors Financial Co., Inc.
2.750% due 05/15/2016		15	15
International Lease Finance Corp.
4.875% due 04/01/2015		15	15
Navient LLC
5.050% due 11/14/2014		15	15

Springleaf Finance Corp.
5.400% due 12/01/2015	15	16
6.000% due 06/01/2020	16	16

		137

INDUSTRIALS 3.9%
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020	4	3
9.000% due 02/15/2020	6	5
California Resources Corp.
5.000% due 01/15/2020 (a)	14	14
5.500% due 09/15/2021 (a)	14	14
Chesapeake Energy Corp.
3.484% due 04/15/2019	15	15
DISH DBS Corp.
7.125% due 02/01/2016	15	16
HCA, Inc.
6.375% due 01/15/2015	15	15
iHeartCommunications, Inc.
9.000% due 03/01/2021	20	20
MGM Resorts International
6.625% due 07/15/2015	15	16
Peabody Energy Corp.
7.375% due 11/01/2016	19	20
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017	27	29
T-Mobile USA, Inc.
6.000% due 03/01/2023	14	14
6.375% due 03/01/2025	14	14
Tenet Healthcare Corp.
4.375% due 10/01/2021	20	20
Times Square Hotel Trust
8.528% due 08/01/2026	14	18
USG Corp.
9.750% due 01/15/2018	30	35
Whiting Petroleum Corp.
5.000% due 03/15/2019	30	31
WPX Energy, Inc.
5.250% due 09/15/2024	28	27

		326

UTILITIES 0.5%
Illinois Power Generating Co.
6.300% due 04/01/2020	30	28
Sprint Communications, Inc.
9.125% due 03/01/2017	15	17

		45

Total United States		508

Total Corporate Bonds & Notes (Cost $702)		691

MORTGAGE-BACKED SECURITIES 7.7%
UNITED STATES 7.7%
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	23	24
BCAP LLC Trust
2.810% due 07/26/2036	77	78
Countrywide Alternative Loan Trust
6.000% due 08/25/2036	56	51
Countrywide Home Loan Mortgage Pass-Through Trust
5.750% due 12/25/2035 ^	91	87
5.750% due 06/25/2037 ^	56	52
Credit Suisse Mortgage Capital Certificates
0.456% due 12/27/2035	58	56
GSR Mortgage Loan Trust
2.655% due 03/25/2037	50	46
HarborView Mortgage Loan Trust
0.393% due 12/19/2036	57	40
IndyMac Mortgage Loan Trust
0.365% due 07/25/2036	64	51
Lehman XS Trust
0.425% due 02/25/2036	50	43
Morgan Stanley Dean Witter Capital, Inc. Trust
7.759% due 07/15/2033	26	30
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates
6.450% due 01/22/2026	28	31
Wachovia Bank Commercial Mortgage Trust
4.982% due 02/15/2035	12	12
Washington Mutual Mortgage Pass-Through Certificates Trust
4.780% due 09/25/2036	58	34

Total Mortgage-Backed Securities (Cost $622)			635

	SHARES
REAL ESTATE INVESTMENT TRUSTS 3.1%
UNITED STATES 3.1%
FINANCIALS 3.1%
Colony Financial, Inc.		8,141	182
Ryman Hospitality Properties, Inc.		1,526	72

			254

Total Real Estate Investment Trusts (Cost $253)			254

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.6%
BRAZIL 2.2%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (c)	BRL	126	50
6.000% due 08/15/2050 (c)		170	68
10.000% due 01/01/2025		190	68

Total Brazil			186

GREECE 0.1%
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,000	9

Total Greece			9

RUSSIA 0.3%
Russia Government International Bond
7.500% due 03/31/2030		$19	21

Total Russia			21

Total Sovereign Issues (Cost $236)			216

Total Investments in Securities (Cost $7,475)			7,355

	SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio		63,023	631

Total Short-Term Instruments (Cost $631)			631

Total Investments in Affiliates (Cost $631)			631

Total Investments 96.3% (Cost $8,106)			$7,986
Financial Derivative Instruments (d)(e) 0.3% (Cost or Premiums, net $(9))			25
Other Assets and Liabilities, net 3.4%			281

Net Assets 100.0%			$8,292

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Principal amount of security is adjusted for inflation.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap	Agreements:

Credit	Default Swaps on Credit Indices - Sell Protection(1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount(2)	Market Value(3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$99	$6	$(1)	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest	Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Receive	6-Month AUD-BBR-BBSW	4.750%	06/18/2024	AUD	200	$15	$1	$0	$0

Total Swap Agreements						$21	$0	$1	$0

Cash of $22 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward	Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	BRL	96		$41	$2	$0
	10/2014		$39	BRL	96	0	0
	10/2014		219	EUR	171	0	(2)
	11/2014	EUR	231		$298	6	0
	11/2014		$15	BRL	36	0	0
	12/2014	GBP	14		$23	0	0
BPS	10/2014	BRL	26		11	0	0
	10/2014		$11	BRL	26	0	0
BRC	10/2014	BRL	18		$8	1	0
	10/2014		$7	BRL	18	0	0
CBK	01/2015	BRL	343		$145	8	0
DUB	10/2014	EUR	71		93	4	0
	11/2014		93		121	4	0
FBF	11/2014		4		5	0	0
GLM	10/2014	BRL	7		3	0	0
	10/2014	EUR	73		96	4	0
	10/2014	JPY	9,283		89	5	0
	10/2014		$3	BRL	7	0	0
	11/2014	EUR	1		$1	0	0
JPM	10/2014	AUD	4		4	0	0
	10/2014	JPY	727		7	0	0
	10/2014		$92	JPY	10,011	0	(1)
	11/2014	EUR	1		$1	0	0
	11/2014	JPY	10,011		93	1	0
	01/2015	BRL	14		6	0	0
MSB	10/2014		176		74	2	0
	10/2014	EUR	27		36	2	0
	10/2014		$83	BRL	197	0	(2)
	11/2014	BRL	155		$65	2	0

Total Forward Foreign Currency Contracts						$41	$(5)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	10	$0	$0
JPM	Put - OTC BRL versus JPY		30.000	09/22/2016		30	(1)	(1)
MSB	Put - OTC BRL versus JPY		30.000	09/22/2016		20	0	0

							$(1)	$(1)

Total Written Options							$(1)	$(1)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Greece Government International Bond	1.000%	09/20/2015	3.973%	$3	$0	$0	$0	$0
HUS	Russia Government International Bond	1.000%	06/20/2019	2.430%	50	(2)	(1)	0	(3)
	Russia Government International Bond	1.000%	06/20/2024	2.759%	50	(5)	(2)	0	(7)
	Russia Government International Bond	1.000%	09/20/2024	2.766%	5	(1)	0	0	(1)

						$(8)	$(3)	$0	$(11)

Total Swap Agreements						$(8)	$(3)	$0	$(11)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$8	$0	$8
United States	0	706	26	732
Bank Loan Obligations
United States	0	281	0	281
Common Stocks
Australia
Industrials	0	47	0	47
Bermuda
Energy	96	0	0	96
Brazil
Industrials	49	0	0	49
Utilities	110	0	0	110
China
Industrials	16	0	0	16
Cyprus
Energy	0	33	0	33
France
Energy	0	84	0	84
Financials	0	70	0	70
Utilities	0	166	0	166
Hong Kong
Industrials	22	0	0	22
Telecommunication Services	0	70	0	70
Italy
Financials	0	140	0	140
Industrials	0	47	0	47
Japan
Telecommunication Services	0	81	0	81
Luxembourg
Industrials	0	34	0	34
Netherlands
Financials	140	69	0	209
Singapore
Industrials	0	46	0	46
South Africa
Health Care	0	23	0	23
Spain
Consumer Staples	0	69	0	69
Financials	0	69	0	69
Switzerland
Health Care	0	93	0	93
Taiwan
Information Technology	0	59	0	59
Turkey
Industrials	0	48	0	48
United Kingdom
Consumer Discretionary	0	57	0	57
Consumer Staples	0	115	0	115
Energy	0	35	0	35
Financials	0	259	0	259
Telecommunication Services	0	135	0	135
United States
Consumer Discretionary	452	0	0	452
Consumer Staples	99	0	0	99
Energy	144	0	0	144
Financials	634	0	0	634
Health Care	268	0	0	268
Information Technology	465	0	0	465
Materials	97	0	0	97
Utilities	97	0	0	97
Corporate Bonds & Notes
Ireland
Banking & Finance	0	1	0	1
Industrials	0	117	0	117
Luxembourg
Industrials	0	40	0	40
Norway
Banking & Finance	0	2	0	2
Portugal
Banking & Finance	0	1	0	1
United Kingdom
Industrials	0	22	0	22
United States
Banking & Finance	0	137	0	137
Industrials	0	326	0	326
Utilities	0	45	0	45
Mortgage-Backed Securities
United States	0	635	0	635
Real Estate Investment Trusts
United States
Financials	254	0	0	254
Sovereign Issues
Brazil	0	186	0	186
Greece	0	9	0	9
Russia	0	21	0	21
	$2,943	$4,386	$26	$7,355

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$631	$0	$0	$631
Total Investments	$3,574	$4,386	$26	$7,986

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	41	0	41
	$0	$42	$0	$42

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(17)	$0	$(17)

Totals	$3,574	$4,411	$26	$8,011

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund VI, Ltd. (“Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO EqS Pathfinder Fund (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with the Consolidated Fund’s investment objectives and policies as specified in the prospectus and statement of additional information. The Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Fund and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of the Commodity Subsidiary, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Consolidated Fund (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets

PIMCO EqS Pathfinder Fund®	PIMCO Cayman Commodity Fund VI, Ltd.	06/06/2011	06/20/2011	$1,445,764	$10	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatility yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Consolidated Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Balanced Income Fund	$8,112	$117	$(243)	$(126)
PIMCO Dividend and Income Builder Fund	892,873	63,772	(36,562)	27,210
PIMCO Emerging Multi-Asset Fund	37,533	0	(3,776)	(3,776)
PIMCO EqS® Dividend Fund	188,650	20,119	(7,199)	12,920
PIMCO EqS® Emerging Markets Fund	116,927	7,855	(13,898)	(6,043)
PIMCO EqS® Long/Short Fund	1,259,782	52,823	(35,600)	17,223
PIMCO EqS Pathfinder Fund®	1,331,667	174,316	(56,091)	118,225

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

4. RELATED PARTY TRANSACTIONS

The PIMCO Emerging Multi-Asset Fund may invest assets in Institutional Class or Class M shares of the Trust and funds of PIMCO Funds, except funds of funds, (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Multi-Asset Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2014 (amounts in thousands):

PIMCO Emerging Multi-Asset Fund

Underlying PIMCO Funds	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$9,092	$160	$(345)	$(45)	$(543)	$8,319	$108	$0
PIMCO Emerging Markets Bond Fund	5,207	95	(673)	(30)	(162)	4,437	63	0
PIMCO Emerging Markets Corporate Bond Fund	2,517	381	(185)	3	(57)	2,659	28	0
PIMCO EqS® Emerging Markets Fund	19,050	69	(1,314)	88	(735)	17,158	0	0
PIMCO Short-Term Floating NAV Portfolio	512	2,600	(2,500)	0	0	612	1	0
Totals	$36,378	$3,305	$(5,017)	$16	$(1,497)	$33,185	$200	$0

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Balanced Income Fund	$980	$1,301	$(1,650)	$0	$0	$631	$0	$0
PIMCO Dividend and Income Builder Fund	19,329	88,706	(107,110)	1	0	926	7	0
PIMCO EqS Pathfinder Fund®	133,858	86,881	(98,900)	(2)	2	121,839	81	0
PIMCO EqS® Dividend Fund	3,054	92,403	(95,343)	0	0	114	2	0
PIMCO EqS® Emerging Markets Fund	519	27,208	(13,300)	0	0	14,427	8	0
PIMCO EqS® Long/Short Fund	402,024	95,216	(320,100)	20	(31)	177,129	216	0

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
FBF	Credit Suisse International	RBC	Royal Bank of Canada

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	KOSPI	Korea Composite Stock Price Index	MEXBOL	Mexico Bolsa IPC Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
ADR	American Depositary Receipt	GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	MSCI	Morgan Stanley Capital International	SP - GDR	Sponsored Global Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	NVDR	Non-Voting Depositary Receipt	TBD	To Be Determined

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Peter G. Strelow
Peter G. Strelow
Principal Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
Principal Executive Officer

Date:	November 25, 2014

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	November 25, 2014